                                                          File Nos. 333-63511
                                                                    811-09003



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [X]

                            Pre-Effective Amendment No.                      [ ]



                            Post-Effective Amendment No. 7                   [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [X]



                               Amendment No. 8


                        (Check appropriate box or boxes)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)


              (Portion Relating to Polaris Plus Variable Annuity)


                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on August 28, 2001 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485

Title of securities being registered:

      Interests in a Separate Account under group and individual flexible payment deferred annuity contracts.

                          VARIABLE ANNUITY ACCOUNT SEVEN

              (Portion Related to Polaris Plus Variable Annuity)


                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Exhibit C

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Polaris Plus
                                                          Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Polaris Plus
                                                          Variable Annuity;
                                                          Purchasing a Polaris
                                                          Plus Variable Annuity;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris Plus
                                                          Variable Annuity

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable
                                                    Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris Plus
                                                    Variable Annuity (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements



                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                AUGUST 28, 2001



Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY
before investing and keep it for              CONTRACTS
future reference. It contains                 issued by
important information about the               ANCHOR NATIONAL LIFE INSURANCE COMPANY
Polaris Plus Variable Annuity.                in connection with
                                              VARIABLE ANNUITY ACCOUNT SEVEN
To learn more about the annuity               The annuity has 31 investment choices - 5 fixed account
offered by this prospectus, obtain a          options and 26 variable investment portfolios listed below.
copy of the Statement of Additional           The 5 fixed account options include market value adjustment
Information ("SAI") dated August 28,          fixed accounts for specified periods of 1, 3, and 5 years.
2001. The SAI is on file with the             In addition there are 2 Dollar Cost Averaging Accounts for
Securities and Exchange Commission            6-month and 1-year periods. The 26 variable investment
("SEC") and is incorporated by                portfolios are part of the Anchor Series Trust or the
reference into this prospectus. The           SunAmerica Series Trust.
Table of Contents of the SAI appears
on page 24 of this prospectus. For a          STOCKS:
free copy of the SAI, call us at              MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
(877) 999-9205 or write to us at our          - Alliance Growth Portfolio                          SST
Annuity Service Center, P.O. Box              - Global Equities Portfolio                          SST
54299, Los Angeles, California                - Growth-Income Portfolio                            SST
90054-0299.
                                              MANAGED BY DAVIS SELECT ADVISORS L.P.
In addition, the SEC maintains a              - Davis Venture Value Portfolio                      SST
website (http://www.sec.gov) that             - Real Estate Portfolio                              SST
contains the SAI, materials
incorporated by reference and other           MANAGED BY FEDERATED INVESTORS L.P.
information filed electronically with         - Federated Value Portfolio                          SST
the SEC by Anchor National.                   - Telecom Utility Portfolio                          SST
ANNUITIES INVOLVE RISKS, INCLUDING            MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT
POSSIBLE LOSS OF PRINCIPAL. ANNUITIES         - Equity Income Portfolio                            SST
ARE NOT A DEPOSIT OR OBLIGATION OF,           - Equity Index Portfolio                             SST
OR GUARANTEED OR ENDORSED BY, ANY             - Small Company Value Portfolio                      SST
BANK. THEY ARE NOT FEDERALLY INSURED
BY THE FEDERAL DEPOSIT INSURANCE              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
CORPORATION, THE FEDERAL RESERVE              - International Diversified Equities Portfolio       SST
BOARD OR ANY OTHER AGENCY.
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
                                              - Emerging Markets Portfolio                         SST
                                              - International Growth and Income Portfolio          SST
                                              - Putnam Growth Portfolio                            SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                              - Aggressive Growth Portfolio                        SST
                                              - "Dogs" of Wall Street Portfolio                    SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Capital Appreciation Portfolio                     AST
                                              - Growth Portfolio                                   AST
                                              BALANCED:
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                              - SunAmerica Balanced Portfolio                      SST
                                              MANAGED BY WM ADVISORS, INC.
                                              - Asset Allocation Portfolio                         SST
                                              BOND:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                           SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
                                                  SACHS ASSET MANAGEMENT INTERNATIONAL
                                              - Global Bond Portfolio                              SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                              - Worldwide High Income Portfolio                    SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                              - High-Yield Bond Portfolio                          SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government and Quality Bond Portfolio              AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                              - Cash Management Portfolio                          SST


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 GLOSSARY.............................................     3

 HIGHLIGHTS...........................................     4

 FEE TABLES...........................................     5
 Owner Transaction Expenses...........................     5
 The Income Protector Expense.........................     5
 Maximum Annual Separate Account Expenses.............     5
 Portfolio Expenses...................................     5

 EXAMPLES.............................................     6

 THE POLARIS PLUS VARIABLE ANNUITY....................     8

 PURCHASING A POLARIS PLUS VARIABLE ANNUITY...........     8
 Allocation of Purchase Payments......................     9
 Accumulation Units...................................     9
 Free Look............................................     9

 INVESTMENT OPTIONS...................................     9
 Variable Portfolios..................................     9
     Anchor Series Trust..............................    10
     SunAmerica Series Trust..........................    10
 Fixed Account Options................................    10
 Market Value Adjustment ("MVA")......................    11
 Transfers During the Accumulation Phase..............    11
 Dollar Cost Averaging ("DCA")........................    12
 Asset Allocation Rebalancing.........................    13
 Voting Rights........................................    13
 Substitution.........................................    13

 ACCESS TO YOUR MONEY.................................    13
 Withdrawal Restrictions..............................    13
 Texas Optional Retirement Program....................    14
 Systematic Withdrawal Program........................    14
 Loans................................................    14
 Free Withdrawal Amount...............................    14
 Minimum Contract Value...............................    14

 DEATH BENEFIT........................................    14

 EXPENSES.............................................    15
 Insurance Charges....................................    15
 Withdrawal Charges...................................    15
 Exceptions to Withdrawal Charge......................    16
 Investment Charges...................................    16
 Transfer Fee.........................................    16
 Premium Tax..........................................    16
 Income Taxes.........................................    16
 Reduction or Elimination of Charges and Expenses, and
   Additional Amounts Credited........................    16
 INCOME OPTIONS.......................................    16
 Annuity Date.........................................    16
 Income Options.......................................    17
 Fixed or Variable Income Payments....................    17
 Income Payments......................................    17
 Transfers During the Income Phase....................    18
 Deferment of Payments................................    18
 The Income Protector.................................    18

 TAXES................................................    20
 Annuity Contracts in General.........................    20
 Tax Treatment of Distributions -
   Qualified Contracts................................    20
 TSA Plans............................................    20
 Individual Retirement Annuities......................    21
 Minimum Distributions................................    21
 Tax Treatment of Death Benefits......................    21
 Diversification......................................    22

 PERFORMANCE..........................................    22

 OTHER INFORMATION....................................    22
 The Separate Account.................................    22
 The General Account..................................    22
 Distribution of the Contract.........................    23
 Administration.......................................    23
 Legal Proceedings....................................    23
 Custodian............................................    23
 Additional Information...............................    23

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    24

 APPENDIX A -- PREMIUM TAXES..........................   A-1

 APPENDIX B -- MARKET VALUE ADJUSTMENT................   B-1

 APPENDIX C -- CONDENSED FINANCIAL INFORMATION........   C-1

 APPENDIX D -- HYPOTHETICAL EXAMPLE OF THE OPERATION
   OF THE INCOME PROTECTOR............................   D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Anchor National Life Insurance Company, Anchor National, We, Us, the insurer that issues this contract.

CONTRACT - The variable annuity contract issued by Anchor National Life Insurance Company ("Anchor National"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by Anchor National. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

INCOME PHASE - The period during which we make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust collectively.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Plus Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed primarily for IRC 403(b) and IRA contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges, which equal a maximum of 1.25% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the contract for six complete years, or five complete years if you were separated from service at the time the contract was issued, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at Anchor National Life Insurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.


ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVING GOALS.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES+
MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS)

   YEARS:       1     2     3     4     5     6     7
Schedule A*      6%  6  %  5  %  5  %  4  %  0  %    0%
Schedule B**     6%  6  %  5  %  5  %  4  %  4  %    0%


 * This Withdrawal Charge schedule applies to participants who are separated from service at the time of contract issue except in the state of Washington. SEE EXPENSES ON PAGE 15.

** This Withdrawal Charge schedule applies to all other participants.

THE INCOME PROTECTOR EXPENSE
(THE INCOME PROTECTOR PROGRAM IS OPTIONAL AND IF ELECTED THE APPROPRIATE FEE IS DEDUCTED ANNUALLY FROM CONTRACT VALUE)

         THE INCOME PROTECTOR             FEE AS A PERCENTAGE OF YOUR
             ALTERNATIVES                     INCOME BENEFIT BASE
         --------------------             ---------------------------
Income Protector Plus..................              .15%
Income Protector Max...................              .30%

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES+
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Maximum Mortality and Expense Risk Charge Insurance
    Charge................................................  1.25%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.25%
                                                            =====

---------------

+ Withdrawal and insurance charges applicable to your contract may be lower.
  Consult your plan sponsor, employer, financial adviser or your Contract Data page for details.

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               DECEMBER 31, 2000)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation(1)                                          0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.59%           0.08%            0.67%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.66%           0.05%            0.71%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

(1) The expenses noted here are restated to reflect a management fee increase for the Portfolio which became effective on August 1, 2000 following the approval by the Board of Trustees of the Trust and shareholders. Actual management fees and total annual expenses incurred at fiscal year end 2000 were 0.65% and 0.70%, respectively.

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED
                               JANUARY 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.66%           0.04%            0.70%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.04%            0.64%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Cash Management(4)                                               0.49%           0.03%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.07%            0.69%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.04%            0.75%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            0.60%           0.12%            0.72%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(1)                                              1.25%           0.32%            1.57%
-----------------------------------------------------------------------------------------------------------
Equity Income(1)                                                 0.65%           0.30%            0.95%
-----------------------------------------------------------------------------------------------------------
Equity Index(1)                                                  0.40%           0.15%            0.55%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond(2)                                                   0.69%           0.12%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.70%           0.14%            0.84%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.04%            0.57%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond(2)                                               0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.21%            1.21%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.23%            1.18%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.16%            0.96%
-----------------------------------------------------------------------------------------------------------
Small Company Value(1)                                           1.00%           0.40%            1.40%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2, 5)                                            0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.10%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

(1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows:
    Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Equity Income 1.88%; Growth Opportunities 1.26% and Small Company Value 2.64%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53% and for the Equity Index Portfolio 0.53%.

(2) Gross of custody credits of 0.01%.

(3) The ratio reflects an expense cap of 1.40% for Small Company Value, which is net of custody credits of 0.01%, or waivers/reimbursements, if applicable.

(4) Formerly managed by SunAmerica Asset Management Corp.

(5) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You will pay the following expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return on assets and that the waiver reimbursement or recoupment will continue for the period shown and the maximum annual expense charge and:


        (a) Surrender of the contract at the end of the stated time period under either of the maximum withdrawal charge schedules;
        (b) If the contract is not Surrendered or is annuitized.+

                       PORTFOLIO                          1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Capital Appreciation                                     (a) $80     (a) $111    (a) $145     (a) $227
                                                         (b) $20     (b) $ 61    (b) $105     (b) $227
--------------------------------------------------------------------------------------------------------
Growth                                                   (a) $80     (a) $112    (a) $146     (a) $229
                                                         (b) $20     (b) $ 62    (b) $106     (b) $229
--------------------------------------------------------------------------------------------------------
Government and Quality Bond                              (a) $79     (a) $110    (a) $144     (a) $224
                                                         (b) $19     (b) $ 60    (b) $104     (b) $224
--------------------------------------------------------------------------------------------------------
Emerging Markets                                         (a) $89     (a) $137    (a) $189     (a) $315
                                                         (b) $29     (b) $ 87    (b) $149     (b) $315
--------------------------------------------------------------------------------------------------------
International Diversified Equities                       (a) $85     (a) $127    (a) $171     (a) $280
                                                         (b) $25     (b) $ 77    (b) $131     (b) $280
--------------------------------------------------------------------------------------------------------
Global Equities                                          (a) $81     (a) $115    (a) $152     (a) $242
                                                         (b) $21     (b) $ 65    (b) $112     (b) $242
--------------------------------------------------------------------------------------------------------
International Growth and Income                          (a) $85     (a) $126    (a) $170     (a) $277
                                                         (b) $25     (b) $ 76    (b) $130     (b) $277
--------------------------------------------------------------------------------------------------------
Aggressive Growth                                        (a) $80     (a) $111    (a) $145     (a) $227
                                                         (b) $20     (b) $ 61    (b) $105     (b) $227
--------------------------------------------------------------------------------------------------------
Small Company Value                                      (a) $87     (a) $132    (a) $181     (a) $298
                                                         (b) $27     (b) $ 82    (b) $141     (b) $298
--------------------------------------------------------------------------------------------------------
Real Estate                                              (a) $82     (a) $119    (a) $158     (a) $254
                                                         (b) $22     (b) $ 69    (b) $118     (b) $254
--------------------------------------------------------------------------------------------------------
Putnam Growth                                            (a) $81     (a) $114    (a) $150     (a) $237
                                                         (b) $21     (b) $ 64    (b) $110     (b) $237
--------------------------------------------------------------------------------------------------------
Alliance Growth                                          (a) $79     (a) $109    (a) $142     (a) $221
                                                         (b) $19     (b) $ 59    (b) $102     (b) $221
--------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                    (a) $80     (a) $112    (a) $146     (a) $230
                                                         (b) $20     (b) $ 62    (b) $106     (b) $230
--------------------------------------------------------------------------------------------------------
Davis Venture Value                                      (a) $80     (a) $113    (a) $148     (a) $233
                                                         (b) $20     (b) $ 63    (b) $108     (b) $233
--------------------------------------------------------------------------------------------------------
Federated Value                                          (a) $80     (a) $113    (a) $148     (a) $234
                                                         (b) $20     (b) $ 63    (b) $108     (b) $234
--------------------------------------------------------------------------------------------------------
Growth-Income                                            (a) $78     (a) $107    (a) $139     (a) $214
                                                         (b) $18     (b) $ 57    (b) $ 99     (b) $214
--------------------------------------------------------------------------------------------------------
Equity Index                                             (a) $78     (a) $107    (a) $137     (a) $212
                                                         (b) $18     (b) $ 57    (b) $ 97     (b) $212
--------------------------------------------------------------------------------------------------------

                       PORTFOLIO                          1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Telecom Utility                                          (a) $81     (a) $115    (a) $152     (a) $242
                                                         (b) $21     (b) $ 65    (b) $112     (b) $242
--------------------------------------------------------------------------------------------------------
Equity Income                                            (a) $82     (a) $119    (a) $158     (a) $253
                                                         (b) $22     (b) $ 69    (b) $118     (b) $253
--------------------------------------------------------------------------------------------------------
Asset Allocation                                         (a) $79     (a) $109    (a) $142     (a) $221
                                                         (b) $19     (b) $ 59    (b) $102     (b) $221
--------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                      (a) $79     (a) $109    (a) $142     (a) $221
                                                         (b) $19     (b) $ 59    (b) $102     (b) $221
--------------------------------------------------------------------------------------------------------
Worldwide High Income                                    (a) $84     (a) $123    (a) $166     (a) $269
                                                         (b) $24     (b) $ 73    (b) $126     (b) $269
--------------------------------------------------------------------------------------------------------
High-Yield Bond                                          (a) $80     (a) $112    (a) $146     (a) $229
                                                         (b) $20     (b) $ 62    (b) $106     (b) $229
--------------------------------------------------------------------------------------------------------
Corporate Bond                                           (a) $80     (a) $111    (a) $145     (a) $226
                                                         (b) $20     (b) $ 61    (b) $105     (b) $226
--------------------------------------------------------------------------------------------------------
Global Bond                                              (a) $81     (a) $115    (a) $151     (a) $239
                                                         (b) $21     (b) $ 65    (b) $111     (b) $239
--------------------------------------------------------------------------------------------------------
Cash Management                                          (a) $78     (a) $106    (a) $136     (a) $208
                                                         (b) $18     (b) $ 56    (b) $ 96     (b) $208
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

  + We do not currently charge a surrender charge upon annuitization, unless the contract is annuitized under the Income Protector program. We will assess any applicable surrender charges upon annuitizations effected using the Income Protector program as if you had fully surrendered your contract. These examples assume the highest fees and charges possible.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the maximum expenses you may incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    Emerging Markets 1.90% (Recouping prior expense reimbursements); Equity Income 0.95% (Recouping prior expense reimbursements); Equity Index 0.55% (Recouping prior expense reimbursements). The adviser also may voluntarily waive or reimburse additional amounts to increase a Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. Although premium taxes may apply in certain states, they are not reflected in the Examples. In addition, the examples do not reflect the fees associated with the optional Income Protector Program. SEE INCOME OPTIONS ON PAGE 16.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX C -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA contracts, the contract may be issued to a group contract holder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group contract you will receive a certificate which explains your rights under the contract. In certain situations an individual contract will be issued directly to you. When we use the term Contract in this prospectus we are referring to either your certificate if a group Participant or an actual contract if an individual contract is issued.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a contract between you and an insurance company. For Plans governed by ERISA, the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the contract offers:

     - Investment Options: Various investment options available in one contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) contracts may be converted to an IRA upon a separation from service. Additionally, those IRA contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest. This Contract currently offers 26 variable investment Portfolios, which may be limited by any applicable Plan.

The Contract also offers several fixed account options for varying time periods (which also may be limited by any applicable Plan). Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.

Anchor National is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware Corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in your contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

- salary reduction contributions, arranged through your employer; and/or

- direct transfer or direct rollover from an existing retirement plans.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

You must have prior Company approval before we can accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment or subsequent Purchase Payments, including but not limited to any Purchase Payments which would cause the total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment.

In general, we will not issue you a TSA or IRA contract if you are age 70 1/2 or older, unless you certify that the minimum distributions required by the IRC are being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue you a contract prior to your reaching age 80.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENTS OPTIONS ON PAGE 9.

In order to issue your Contract, we must receive your completed enrollment form, Purchase Payment, allocation instructions and any other required paper work at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have the complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your Contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the Contract.

ACCUMULATION UNITS

The value of the variable portion of your Contract will go up and down dependent on the investment performance of the Variable Portfolios you choose. When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Standard Time, or on the next business day's unit value if we receive it after 1:00 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open, as follows:

     1. We determine the total value of money invested in a particular
        Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units credited by dividing the Purchase Payment by the Accumulation Unit value for the specific Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your Contract on Wednesday night with 2252.25 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios in which you are invested and the insurance charges and expenses under your contract affect your Accumulation Unit values. These factors may cause the value of your Contract to go up or down.

FREE LOOK

You may cancel your Contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the Contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your Contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states (and all contracts issued as IRAs) require us to return your Purchase Payments upon a free look request. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio or the 1-year fixed account option during the free look period. If you cancel your Contract during the free look period, we return your Purchase Payments or the value of your Contract, whichever is larger. At the end of the free look period, we reallocate your money according to your instructions.
----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Contract currently offers 26 Variable Portfolios, however an applicable Plan may limit the number available under your Contract. These Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of SunAmerica Inc., is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National Life Insurance Company, and other affiliated and unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner is disadvantageous to you. The fund's management monitors the Trusts for any conflicts between contract owners. Other funds may be available through the Trusts which are not available for investment under your Contract.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

       - Alliance Growth Portfolio                                           SST
       - Global Equities Portfolio                                           SST
       - Growth-Income Portfolio                                             SST

  MANAGED BY DAVIS SELECT ADVISORS L.P.
       - Davis Venture Value Portfolio                                       SST
       - Real Estate Portfolio                                               SST

  MANAGED BY FEDERATED INVESTORS L.P.
       - Federated Value Portfolio                                           SST
       - Telecom Utility Portfolio                                           SST

  MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT
       - Equity Income Portfolio                                             SST
       - Equity Index Portfolio                                              SST
       - Small Company Value Portfolio                                       SST

  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
       - International Diversified Equities Portfolio                        SST

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
       - Emerging Markets Portfolio                                          SST
       - International Growth and Income Portfolio                           SST
       - Putnam Growth Portfolio                                             SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - Aggressive Growth Portfolio                                         SST
       - "Dogs" of Wall Street Portfolio                                     SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
BALANCED:


  MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - SunAmerica Balanced Portfolio                                       SST
BOND:

  MANAGED BY FEDERATED INVESTORS L.P.
       - Corporate Bond Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL
       - Global Bond Portfolio                                               SST

  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
       - Worldwide High Income Portfolio                                     SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - High-Yield Bond Portfolio                                           SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Government and Quality Bond Portfolio                               AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                           SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

If applicable, your Plan may limit the Variable Portfolios available under your Contract.

FIXED ACCOUNT OPTIONS

The Contract offers fixed account options; the 1, 3 and 5 year fixed market value adjustment ("MVA") accounts (the 3 and 5 year fixed account options are not available in Washington or Oregon). In addition we have two Dollar Cost Averaging ("DCA") fixed accounts available under the contract.

The 1, 3 and 5 year MVA fixed account options and the 6 month and 1-year DCA fixed accounts are not registered under the Securities Act of 1933 and are not subject to other provisions of the Investment Company Act of 1940. If applicable, your Plan may limit the fixed account options available under your Contract.

The 1, 3 and 5 year MVA fixed accounts pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at Anchor National's sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed investment options.

Each guarantee period may offer a different interest rate. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three or five years).

There are three scenarios in which you may put money into the MVA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

       - Initial Rate: Rate credited to new purchase payments allocated to the fixed account when you purchase your contract.

       - Current Rate: Rate credited to subsequent purchase payments allocated to the fixed account.

       - Renewal Rate: Rate credited to money transferred to a fixed account from another fixed account or from one of the Variable Portfolios.

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the end of the calendar year in which the guarantee period expires.

At the end of the calendar year during which a guarantee period ends, you may leave your money in the same fixed account option. You may also reallocate your money to another fixed account option or to the Variable Portfolios. If you want to reallocate your money to a different fixed or variable investment option, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest for a predetermined amount of time. The interest rate in the 1-year or 6-month DCA fixed account is credited for one year or 6 months while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 12 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

If you take money out of the 1, 3, or 5 year MVA fixed investment options before the end of the interest crediting period, we may make an adjustment to your Contract. We call this a market value adjustment or "MVA". This market value adjustment reflects any difference in the interest rates between the time you originally place your money in the fixed investment option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your Contract value. However, the market value adjustment will never result in your earning less than 3% in any particular guarantee period. You have 30 days after the end of each guarantee period to reallocated your funds without incurring any MVA.

We calculate the market value adjustment by comparing the current interest rates being offered by us for subsequent Purchase Payments made to the same fixed account option and the interest rate earned in your current fixed investment option.

Generally, if interest rates drop more than one half of a percent between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the market value adjustment is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the market value adjustment is positive, we add the adjustment to your withdrawal from the fixed investment option. For withdrawals under the systematic withdrawal program that result in a negative MVA, the MVA amount will be deducted from your withdrawal.

Please see Appendix B for more information on how we calculate the Market Value Adjustment.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your Contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 and at least $100 (or $0) must remain in any Portfolio after a transfer.

We do not currently limit the number of transfers you can make. We reserve the right to limit the number of transfers in the future to 15 for all existing and new owners. If we do impose such a limit you may be charged $25 for each transfer in excess of that limit. We will provide notice of any limitation. If a limit is ever imposed, transfers resulting from your participation in the DCA program count against your allotted number of free transfers. However, transfers resulting from your participation in the Automatic Asset Rebalancing program would not count against your allotted number.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone (unless you have indicated on your enrollment form that you do not wish to make telephone transfer requests). Internet account access and/or transactions may be available by visiting our website at www.sunamerica.com and completing the registration process.

When receiving instructions over the telephone or the internet/website, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We can also limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or a group of transfer requests may have a detrimental effect on unit values or the share prices of the underlying Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary for you or appointed by you to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 16.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING ("DCA")


The Dollar Cost Averaging program allows you to invest gradually in the Variable Portfolios. Under the program you systemically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the course account.



We also offer a 6-month and 1-year DCA fixed account exclusively to facilitate this program. The DCA fixed accounts only accept new purchase payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected. You cannot transfer money already in your contract into these options.



If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.



Transfers out of the 1-year DCA fixed account must be made quarterly or monthly. If you select monthly transfers the minimum amount you must place in the account is $1,200. If you select quarterly transfers the minimum amount you must place in the account is $400. The amount of each transfer from the 1-year DCA fixed account equals the total amount of money allocated to the account divided by the frequency of transfers selected.



You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we received different instructions from you. Transfers resulting from a termination of this program do not count toward your 15 free transfers.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you participate in the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your Contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. You request quarterly, semi-annual or annual rebalancing.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If Portfolios become unavailable for investment, we may be required to substitute shares of another Portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your Contract in three ways:
     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS ON PAGE 16; or

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may deduct a withdrawal charge applicable to any total or partial withdrawal, and a market value adjustment if a total or partial withdrawal comes from the 1, 3 or 5 year MVA fixed accounts unless the withdrawal qualifies for withdrawal charge exception. SEE INVESTMENT OPTIONS ON PAGE 9 AND EXPENSES ON PAGE 15.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES ON PAGE 20.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to Anchor National that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that Anchor National may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES ON PAGE 20. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your contract to pay you monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be a least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, MARKET VALUE ADJUSTMENTS, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the contract by completing a loan application available from Anchor National. Loans are secured by a portion of your Contract value. Under certain Contracts, we may charge a one-time fee of up to $75 to set up a loan. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, Endorsement and the Loan Agreement as well as from Anchor National's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that contract year. However, upon a full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you should die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:


     1. Total Purchase Payments minus total withdrawals (and any fees and charges applicable to those withdrawals) at the time we receive satisfactory proof of death, or;


     2. Contract Value at the time we receive satisfactory proof of death and all required paperwork.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 16.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.


We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.
If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:
      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the insurance and withdrawal fees and charges under your contract. However, investment charges may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

Insurance charges may vary by Plan or group contract. Currently, the insurance charge on this contract ranges from .55% to a maximum of 1.25% annually of the average daily value of your contract allocated to the Variable Portfolios. The insurance charges applicable to your contract can be obtained by contacting your Plan Sponsor, Employer or financial advisor or consulting your Contract Data page. We deduct this charge daily. There is no insurance charge deducted against amounts allocated to the fixed account options.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the contract if you seek withdrawal of that payment prior to the end of a specified period.

The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

Currently, the withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)


----------------------------------------------------------------
               YEAR                  1    2    3    4    5    6
----------------------------------------------------------------
        WITHDRAWAL CHARGE           6%   6%   5%   5%   4%   0%
----------------------------------------------------------------


EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

----------------------------------------------------------------
            YEAR                1    2    3    4    5    6    7
----------------------------------------------------------------
      WITHDRAWAL CHARGE        6%   6%   5%   5%   4%   4%   0%
----------------------------------------------------------------

You may obtain information as to the withdrawal charge applicable to your contract by contacting your Plan Sponsor, Employer, financial adviser or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your contract. We return your contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED.

EXCEPTIONS TO WITHDRAWAL CHARGE

If a withdrawal charge applies to your contract a withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ON PAGE 16;
     - Death Benefits, SEE DEATH BENEFIT ON PAGE 14;
     - After your 10th contract anniversary;
     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each contract year;
     - Disability occurring after contract issue;
     - Hardship occurring after contract issue;
     - After separation from service occurring after contract issue.
     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and
     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) contract, IRA contract holders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 20.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Portfolios. THE FEE TABLES LOCATED ON PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, attached.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing contract holders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ON PAGE 9.
PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. Currently we deduct the charge for premium taxes when you make a full withdrawal or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX A provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make a similar determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES ON PAGE 20.

As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ON PAGE 13.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

INCOME OPTIONS

Currently, this contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA You as the Owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH
     10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of income payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10, 15 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.


The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since annuity Option 5, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Income Phase if the option elected contains an element of mortality risk. For more information regarding Income Options using the Income Protector feature, please see below.


FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. Anchor National guarantees any amount of each payment which is invested in a fixed account during the income phase. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity Date depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

TRANSFERS DURING THE INCOME PHASE

If you are invested in the Variable Portfolios during the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

THE INCOME PROTECTOR

If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM
     GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

----------------------------------------------------
               Options                 Growth Rate*
----------------------------------------------------
      The Income Protector Plus         3.25%
----------------------------------------------------
      The Income Protector Max          5.25%
----------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.

     ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

     STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

     ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the seventh or later contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector program to receive your retirement income are:
     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for qualified contracts:

     - for the Life Annuity with 10 Year Period Certain, you must annuitize before age 79, and

     - for the Joint and 100% Survivor Annuity with 20 Year Period Certain, both Annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.

You should consult your tax advisor for information concerning your particular circumstances.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:

-------------------------------------------------------
                                        Fee As a % of
                                        Your Income
                Options                 Benefit Base
-------------------------------------------------------
         Income Protector Plus            .15%
-------------------------------------------------------
         Income Protector Max             .30%
-------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the entire annual fee from any full surrender of your contract requested prior to your contract anniversary.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state. SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

----------------------------------------------------------------
----------------------------------------------------------------
                                     TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CAN NOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

If you purchase your Contract under a pension plan, a specially sponsored employer program or as an Individual Retirement Account, your contract is referred to as a Qualified contract. Examples of Qualified plans are: IRAs, TSAs, H.R. 10 Plans (referred to as Keogh Plans) as well as pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your Contract.

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

TAX TREATMENT OF DISTRIBUTIONS -
QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

TSA PLANS

Section 403(b) of the IRC permits the purchase of TSA by public schools and certain charitable, educational and scientific organizations described in
Section 501(c)(3) of the IRC. A qualifying Employer may make contributions to the Contract for the benefit of an employee who is a Participant, and/or the Participant may enter into a salary reduction agreement with the Participant's Employer authorizing the Employer to contribute a percentage of the Participant's salary to the Section 403(b) contract. All contributions made to a
Section 403(b) contract are subject to the limitations described in IRC Sections 402(g) regarding elective deferral amounts, 403(b)(2) regarding the maximum exclusion allowance, and 415(a)(2) and 415(c) regarding the limitations on annual additions. Most contributions to a 403(b) contract are not includible in the Participant's gross income until the Participant receives distributions from the Contract.

A Participant who makes a withdrawal from a Section 403(b) contract must declare that amount in current income, therefore it is taxed at ordinary income tax rates. In addition, Section 403(b)(11) of the IRC requires that salary reduction contributions made, and/or earnings credited on any salary reduction contributions after December 31, 1988, may not be withdrawn from the Participant's Section 403(b) contract prior to an "eligible event", such as the Participant having (1) attained age 59 1/2, (2) separated from service, (3) become disabled (as defined by the IRC), (4) died or (5) incurred a hardship (as defined by the IRC). Hardship withdrawals may not include any earnings credited after December 31, 1988 attributable to salary reduction contributions. The Internal Revenue Service has decided in Revenue Ruling 90-24 that amounts may be transferred between Section 403(b) investment vehicles as long as the transferred funds retain withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. Such transferred amounts are considered withdrawals under the Contract and will be subject to withdrawal charges, if applicable. (SEE EXPENSES ON PAGE 15 for more complete information).

Section 403(b)(8) of the IRC permits tax-free rollovers from Section 403(b) contracts to IRAs or other Section 403(b) contracts under certain circumstances. Qualified distributions eligible for rollover treatment may be subject to a 20% federal tax withholding depending on whether or not the distribution is paid directly to an eligible retirement plan.

The IRC sets forth additional restrictions governing Section 403(b) contracts on such items as transferability, distributions, nondiscrimination and withdrawals.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Under certain circumstances, the IRC may impose a 10% penalty tax on the taxable portion of any distribution form a 408(b) arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless one or more of the following have occurred: (1) You have attained age 59 1/2; (2) You have become totally and permanently disabled (as defined by the IRC); (3) You have died; (4) The distribution is rolled over in accordance with the IRC;
(5) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; (6) The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the IRC; (7) The distribution is used to pay for health insurance premiums for certain unemployed individuals; (8) The amount withdrawn is for a first-time home purchase; or (9) The amount withdrawn is for higher education expenses

Competent tax advice should be obtained as to the tax treatment and suitability of purchasing a Contract or converting an existing contract to an IRA.

MINIMUM DISTRIBUTIONS

If your Contract is issued under a Section 403(b) or other Qualified Plan, generally the IRS requires that you begin taking annual minimum distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which the Participant attains age 70 1/2 or
(2) the calendar year in which the Participant retires. Failure to satisfy the minimum distribution requirements may result in a federal tax penalty. You should consult your tax adviser for more information. We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


Certain contracts may provide for the purchase of enhanced death benefits. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Portfolios or the number and type of Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as an owner of the underlying variable investment Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

----------------------------------------------------------------
----------------------------------------------------------------
                                  PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We may advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios may advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Portfolios. These performance numbers do not indicate future results.

From time to time, we may advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding Portfolios for the Trusts, if available. These Trusts have been in existence for some time. We do this to demonstrate how the historical investment experience of the funds affects accumulation unit values. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Portfolio. Consult the SAI for more detailed information regarding the calculation of performance data.

The performance of each Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").


Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


----------------------------------------------------------------
----------------------------------------------------------------
                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management Company, and six broker-dealers, specialize in retirement savings and investment products and services. Business focuses include; fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT
Anchor National established a separate account, Variable Annuity Account Seven ("Separate Account"), under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National. Assets in the Separate Account are not guaranteed by Anchor National.


THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell, or are expected to sell the contract or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of this contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-877-999-9205, if you have any comment, question or service request.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceeding affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the Separate Account.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the Separate Account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the requested documents are mailed.

Registration Statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statement and its exhibits. For further information regarding the Separate Account, Anchor National and its general account, the Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Distribution of Contracts.....................     13
Financial Statements..........................     13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX A - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     APPENDIX B -- MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The market value adjustment reflects the impact that changing interest rate have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred, or annuitized by the following formula:

                                          (N-T)/12)
                        [(1+I/(1+J+0.005)]          - 1

  where:

        I = The Guarantee Period interest rate in effect for the Guarantee Period on the Certificate

        J = The Current Interest Rate available for the same Guarantee Period

        n = The original term in number of full months rounded up to the nearest integer for the Guarantee Period to the end of the Calendar Year

        t = Time expired in months rounded up to the nearest integer for the Guarantee Period to the end of the Calendar Year

        (n-t) = The number of full months remaining in the Guarantee Period to the end of the Calendar Year.

The market value adjustment is applied only if the absolute difference between the Guarantee Period Interest Rate in effect for the Guarantee Period and the Current Interest Rate for a new Purchase Payment is greater than 0.50%. Additionally, if the market value adjustment is negative, it may not reduce the Certificate Value below the sum of Purchase payments made less withdrawals, accumulated at an effective annual rate of 3% from the date of receipt or withdrawal to the date of surrender. If the market value adjustment is positive, the amount added to the Certificate Value may not exceed the amount that if negative, could be deducted.

EXAMPLES OF THE MARKET VALUE ADJUSTMENT

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 on October 1, 1998 and allocated it to the 5-Year Fixed MVA account option. Thus, the original term, in number of full months, for the Guarantee Period is 63 months (n=63).

     (2) The Guarantee Period Interest rate for the Guarantee Period is 6.00% (I=0.0600). Therefore, the Certificate Value on the date of withdrawal is $10,884.66 (assumes 531 days of interest).

     (3) You make a partial withdrawal of $5,000 on March 15, 2000, after the funds have been in the 5-Year Fixed MVA account option for 17 1/2 months. (t=18).

     (4) You have not made any transfers, additional Purchase Payments, or withdrawals with respect to the 5-Year Fixed MVA account.

The sum of purchase payments, less withdrawals, accumulated at an annual effective rate of 3.00% from the date of deposit or withdrawal to the date of surrender defines the minimum remaining Certificate Value after the application of a negative market value adjustment and is calculated as follows ($10,439.40 assumes 531 days of interest at an annual effective rate of 3.00%):

                          10,439.40-5,000.00=$5,439.40

Therefore, if the market value adjustment is negative, the maximum amount by which the Certificate Value can be reduced is the Certificate Value prior to the application of the market value adjustment less the minimum remaining Certificate Value. Similarly, if the market value adjustment is positive, the maximum amount by which the Certificate Value is increased, is the Certificate Value prior to the application of the market value adjustment less the minimum remaining Certificate Value. In the examples that follow, the maximum market value adjustment, either positive or negative, is:

                           5,884.66-5,439.40=$445.26

The market value adjustment is not applied to amounts withdrawn to pay fees or charges.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the Current Interest Rate for the same Guarantee Period is 6.75% (J=0.0675). Because the absolute difference between the Guarantee Period Interest Rate (6.00%) and the Current Interest Rate (6.75%) is greater than 0.50%, the market value adjustment is applicable.

                                                                 (n-t)/12)
The market value adjustment factor equals: = [(1+I)/(1+J+0.0050)]          - 1
                                                                     (63-18)/12)
                                           = [(1.06)/(1.0675+0.0050)]
                                           - 1
                                                              (45/12)
                                           = [(1.06)/(1.0725)]        - 1
                                                       (3.75)
                                           = (0.988345)       - 1
                                           = 0.95699 - 1
                                           = -(0.043011)

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                          -0.043011x5,000.00 = -215.05

Because the market value adjustment, in absolute value, is less than the maximum market value adjustment ($445.26), the full market value adjustment is assessed. The remaining Certificate Value is further reduced by withdrawal charges applied only to the requested withdrawal amount of $5,000.00. The withdrawal charge is not applied to the market value adjustment.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the Current Interest Rate for the same Guarantee Period is 5.25% (J = 0.0525). Because the absolute difference between the Guarantee Period Interest Rate (6.00%) and the Current Interest Rate (5.25%) is greater than 0.50%, the market value adjustment is applicable.

                                                                 (n-t)/12)
The market value adjustment factor equals: = [(1+I)/(1+J+0.0050)]          - 1
                                                                     (63-18)/12)
                                           = [(1.06)/(1.0525+0.0050)]
                                           - 1
                                                              (45/12)
                                           = [(1.06)/(1.0575)]        - 1
                                                       (3.75)
                                           = (1.002364)       - 1
                                           = (1.008894)-1
                                           = (0.008894)

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                            0.008894x5,000.00=44.47

Because the market value adjustment, in absolute value, is less than the maximum market value adjustment ($445.26), the full market value adjustment is assessed. The remaining Certificate Value is further reduced by withdrawal charges applied only to the requested withdrawal amount of $5,000.00. The withdrawal charge is not applied to the market value adjustment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                    ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                                     FOR THE FISCAL    FOR THE FISCAL
                                                            INCEPTION TO FISCAL         YEAR END         YEAR ENDED
           POLARIS PLUS VARIABLE PORTFOLIOS                  YEAR END 4/30/99           4/30/00            4/30/01
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                27.21          28.69               45.44
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                28.69          45.44               37.39
                                                            (b)                                                 8.57
  Ending Number of AUs.................................  (a)               52,736        878,168             935,668
                                                            (b)                                                  818
-----------------------------------------------------------------------------------------------------------------------
Growth
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                27.45          28.24               34.09
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                28.24          34.09               29.14
                                                            (b)                                                 8.75
  Ending Number of AUs.................................  (a)               49,892        795,149             838,055
                                                            (b)                                                1,549
-----------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV........................................  (a)                13.60          13.60               13.50
                                                            (b)                                                10.69
  Ending AUV...........................................  (a)                13.60          13.50               14.84
                                                            (b)                                                10.72
  Ending Number of AUs.................................  (a)              180,434      3,159,021           3,297,472
                                                            (b)                                                   25
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets
  (Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                 6.60           7.63                9.68
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                 7.63           9.68                6.74
                                                            (b)                                                 9.12
  Ending Number of AUs.................................  (a)               18,838        588,449             588,363
                                                            (b)                                                   90
-----------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV........................................  (a)                13.99          14.36               15.36
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                14.36          15.36               12.33
                                                            (b)                                                10.00
  Ending Number of AUs.................................  (a)               22,528        381,038             399,062
                                                            (b)                                                   --
-----------------------------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV........................................  (a)                21.05          21.42               27.15
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                21.42          27.15               19.99
                                                            (b)                                                 8.67
  Ending Number of AUs.................................  (a)               14,587        587,483             621,167
                                                            (b)                                                  499
-----------------------------------------------------------------------------------------------------------------------
International Growth and Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                11.81          12.87               14.13
                                                            (b)                                                 9.09
  Ending AUV...........................................  (a)                12.87          14.13               12.64
                                                            (b)                                                 8.73
  Ending Number of AUs.................................  (a)               14,725        555,461             591,348
                                                            (b)                                                  213
-----------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects 125 bp Separate Account Charges
         (b) Reflects 85 bp Separate Account Charges

                                    ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                                     FOR THE FISCAL    FOR THE FISCAL
                                                            INCEPTION TO FISCAL         YEAR END         YEAR ENDED
           POLARIS PLUS VARIABLE PORTFOLIOS                  YEAR END 4/30/99           4/30/00            4/30/01
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                15.48          16.18               24.02
                                                            (b)                                                 9.66
  Ending AUV...........................................  (a)                16.18          24.02               17.20
                                                            (b)                                                 6.66
  Ending Number of AUs.................................  (a)               28,487        907,848             951,846
                                                            (b)                                                  463
-----------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                 9.06           9.98                9.30
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                 9.98           9.30               10.86
                                                            (b)                                                10.97
  Ending Number of AUs.................................  (a)                5,242        182,417             209,952
                                                            (b)                                                   17
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                25.97          26.04               30.47
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                26.04          30.47               22.46
                                                            (b)                                                 7.73
  Ending Number of AUs.................................  (a)              149,215      1,971,364           1,966,522
                                                            (b)                                                  371
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                40.86          40.20               49.82
                                                            (b)                                                 8.81
  Ending AUV...........................................  (a)                40.20          49.82               35.91
                                                            (b)                                                 7.07
  Ending Number of AUs.................................  (a)              147,759      2,826,566           2,862,749
                                                            (b)                                                  694
-----------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV........................................  (a)                 9.42          10.22                8.41
                                                            (b)                                                10.08
  Ending AUV...........................................  (a)                10.22           8.41                9.44
                                                            (b)                                                10.08
  Ending Number of AUs.................................  (a)               30,615        665,329             640,566
                                                            (b)                                                   --
-----------------------------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                25.34          26.76               30.39
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                26.76          30.39               28.20
                                                            (b)                                                 9.86
  Ending Number of AUs.................................  (a)               37,452        748,416             830,018
                                                            (b)                                                  719
-----------------------------------------------------------------------------------------------------------------------
Federated Value
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV........................................  (a)                16.63          17.58               16.34
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                17.58          16.34               17.33
                                                            (b)                                                10.00
  Ending Number of AUs.................................  (a)               25,264        422,715             445,284
                                                            (b)                                                   --
-----------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects 125 bp Separate Account Charges
         (b) Reflects 85 bp Separate Account Charges

                                    ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                                     FOR THE FISCAL    FOR THE FISCAL
                                                            INCEPTION TO FISCAL         YEAR END         YEAR ENDED
           POLARIS PLUS VARIABLE PORTFOLIOS                  YEAR END 4/30/99           4/30/00            4/30/01
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Growth-Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                29.83          30.82               36.49
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                30.82          36.49               30.35
                                                            (b)                                                 8.73
  Ending Number of AUs.................................  (a)              124,672      2,435,756           2,501,326
                                                            (b)                                                  201
-----------------------------------------------------------------------------------------------------------------------
Equity Index
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV........................................  (a)                10.00          10.26               10.82
                                                            (b)                                                 8.98
  Ending AUV...........................................  (a)                10.26          10.82                9.28
                                                            (b)                                                 8.36
  Ending Number of AUs.................................  (a)              400,093      6,227,727           6,183,325
                                                            (b)                                                  201
-----------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                14.44          14.98               14.69
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                14.98          14.69               13.70
                                                            (b)                                                 9.60
  Ending Number of AUs.................................  (a)               16,154        457,503             447,434
                                                            (b)                                                  161
-----------------------------------------------------------------------------------------------------------------------
Equity Income
  (Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV........................................  (a)                10.00          10.58                9.90
                                                            (b)                                                10.16
  Ending AUV...........................................  (a)                10.58           9.90               10.96
                                                            (b)                                                10.81
  Ending Number of AUs.................................  (a)               36,063        705,007             737,673
                                                            (b)                                                   18
-----------------------------------------------------------------------------------------------------------------------
Asset Allocation
  (Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV........................................  (a)                18.47          19.16               19.87
                                                            (b)                                                10.68
  Ending AUV...........................................  (a)                19.16          19.87               19.10
                                                            (b)                                                10.68
  Ending Number of AUs.................................  (a)               27,027        593,068             638,666
                                                            (b)                                                   --
-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                17.30          17.48               19.40
                                                            (b)                                                 9.32
  Ending AUV...........................................  (a)                17.48          19.40               16.40
                                                            (b)                                                 8.07
  Ending Number of AUs.................................  (a)              254,773      4,976,910           4,927,161
                                                            (b)                                                  399
-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV........................................  (a)                13.99          14.77               15.85
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                14.77          15.85               14.74
                                                            (b)                                                10.00
  Ending Number of AUs.................................  (a)                4,828        110,742             125,922
                                                            (b)                                                   --
-----------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
         AU - Accumulation Units
         (a) Reflects 125 bp Separate Account Charges
         (b) Reflects 85 bp Separate Account Charges

                                    ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                                     FOR THE FISCAL    FOR THE FISCAL
                                                            INCEPTION TO FISCAL         YEAR END         YEAR ENDED
           POLARIS PLUS VARIABLE PORTFOLIOS                  YEAR END 4/30/99           4/30/00            4/30/01
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
High - Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV........................................  (a)                14.71          15.15               14.78
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                15.15          14.78               13.61
                                                            (b)                                                 9.62
  Ending Number of AUs.................................  (a)               23,707        375,439             380,713
                                                            (b)                                                   82
-----------------------------------------------------------------------------------------------------------------------
Corporate Bond
  (Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV........................................  (a)                13.09          13.15               12.77
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                13.15          12.77               13.65
                                                            (b)                                                 9.96
  Ending Number of AUs.................................  (a)               32,037        600,023             644,043
                                                            (b)                                                    5
-----------------------------------------------------------------------------------------------------------------------
Global Bond
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV........................................  (a)                14.43          14.54               14.36
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                14.54          14.36               15.45
                                                            (b)                                                10.48
  Ending Number of AUs.................................  (a)               40,454        510,047             517,475
                                                            (b)                                                  446
-----------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV........................................  (a)                10.00          10.96               12.65
                                                            (b)                                                10.00
  Ending AUV...........................................  (a)                10.96          12.65               14.52
                                                            (b)                                                10.07
  Ending Number of AUs.................................  (a)                4,634        260,742             332,571
                                                            (b)                                                  211
-----------------------------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV........................................  (a)                11.95          11.99               12.45
                                                            (b)                                                10.22
  Ending AUV...........................................  (a)                11.99          12.45               13.01
                                                            (b)                                                10.32
  Ending Number of AUs.................................  (a)              337,271      2,131,823           2,060,001
                                                            (b)                                                1,701


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units

        (a) Reflects 125 bp Separate Account Charges


        (b) Reflects 85 bp Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at contract issue.

--------------------------------------------------------------------------------------------------------------
                                                                                                    INCOME
       IF AT ISSUE    ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:     PROTECTOR
         YOU ARE         1 - 6            7             10             15             20            LEVEL
--------------------------------------------------------------------------------------------------------------
     Unisex               N/A           5,494          6,378          8,279         10,920       TIP Plus
     Age 45*              N/A           6,284          7,727         11,039         16,027       TIP Max
--------------------------------------------------------------------------------------------------------------
     Male, Age 45         N/A           4,879          5,601          7,115          9,168       TIP Plus
     Female Age 45**      N/A           5,580          6,786          9,488         13,456       TIP Max
--------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

              (Portion Relating to Polaris Plus Variable Annuity)








This Statement of Additional Information is not a prospectus; it should be read with the prospectus of the same date relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling
(877) 999-9205 or writing us at:

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299






                                August 28, 2001

                                TABLE OF CONTENTS



                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     3

Performance Data ..........................................     4

Annuity Payments...........................................     8

Annuity Unit Values........................................     9

Taxes......................................................    12

Distribution of Contracts..................................    14

Financial Statements.......................................    14

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by Anchor National Life Insurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, or 5 year market value adjustment fixed account options and the DCA fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for its other Portfolios from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the contracts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO
        The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending April 27, 2000, were 3.89% and 3.97%, respectively.

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."



                            STANDARDIZED PERFORMANCE
                 HISTORICAL PERFORMANCE OF THE SEPARATE ACCOUNT
                              FOR THE PERIOD ENDING
                                 APRIL 30, 2001
                           AVERAGE ANNUAL TOTAL RETURN
                          WITHOUT AND WITH REDEMPTIONS






                                                                  1 YEAR                      SINCE INCEPTION
                                                         -----------------------          ----------------------
                                         INCEPTION       WITHOUT           WITH           WITHOUT           WITH
                                         ---------       -------         -------          -------           ----
Capital Appreciation                      3/19/99        -17.71%         -23.71%           16.20%          14.19%
Growth                                    3/19/99        -14.52%         -20.52%            2.85%           0.53%
Government & Quality Bond                 3/19/99          9.97%           3.97%            4.23%           1.94%
Corporate Bond                            3/23/99          6.88%           0.88%            2.00%          -0.36%
Global Bond                               3/19/99          7.60%           1.60%            3.29%           0.98%
High Yield                                3/19/99         -7.93%         -13.93%           -3.62%          -6.12%
Worldwide High Income                     3/31/99         -6.96%         -12.96%            2.55%           0.19%
Asset Allocation                          3/23/99         -3.88%          -9.88%            1.60%          -0.77%
Growth & Income                           3/19/99        -16.84%         -22.84%            0.81%          -1.56%
Davis Venture Value                       3/19/99         -7.21%         -13.21%            5.18%           2.92%
Putnam Growth                             3/19/99        -26.28%         -32.28%           -6.63%          -9.22%
Alliance Growth                           3/19/99        -27.92%         -33.92%           -5.91%          -8.48%
Global Equities                           3/19/99        -26.38%         -32.38%           -2.43%          -4.89%
Federated Utility                         3/19/99         -6.72%         -12.72%           -2.46%          -4.93%
SunAmerica Balanced                       3/19/99        -15.51%         -21.51%            2.51%          -4.97%
Federated Value                           3/19/99          6.06%           0.06%            1.98%          -0.36%
Aggressive Growth                         3/19/99        -28.40%         -34.40%            5.09%           2.83%
International Diversified Equities        3/19/99        -19.73%         -25.73%           -5.78%          -8.34%
Emerging Markets                          3/23/99        -30.39%         -36.39%            1.02%          -1.36%
International Growth & Income             3/24/99        -10.52%         -16.52%            3.30%           0.98%
Real Estate                               3/31/99         16.78%          10.78%            9.08%           6.87%
"Dogs" of Wall Street                     3/19/99         12.22%           6.22%            0.10%          -2.29%
Equity Income                             3/23/99         10.72%           4.72%            4.41%           2.13%
Equity Index                              3/19/99        -14.30%         -20.30%           -3.48%          -5.98%
Small Company Value                       3/23/99         14.78%           8.78%           19.39%          17.42%



               ADJUSTED HISTORICAL PERFORMANCE OF UNDERLYING FUNDS


                TOTAL ANNUAL RETURNS (5 YEAR AND SINCE INCEPTION)
                                FOR PERIOD ENDING
                                 APRIL 30, 2001
                         (WITHOUT AND WITH REDEMPTIONS)




                                                                  5 YEAR                      SINCE INCEPTION
                                                         -----------------------          -----------------------
                                         INCEPTION*      WITHOUT           WITH           WITHOUT           WITH
                                         ----------      -------         -------          -------          ------
Capital Appreciation                      3/23/87         18.05%           17.64%          15.52%          15.52%
Growth                                    8/13/84         15.65%           15.20%          13.14%          13.14%
Government & Quality Bond                 8/13/84          5.89%            5.24%           7.79%           7.79%
Corporate Bond                             7/1/93          4.67%            4.00%           4.24%           4.24%
Global Bond                                7/1/93          6.47%            5.84%           5.91%           5.91%
High Yield                                 2/9/93          2.82%            2.09%           4.03%           4.03%
Worldwide High Income                    10/28/94          3.83%            3.13%           6.35%           6.35%
Asset Allocation                           7/1/93          7.66%            7.06%           8.81%           8.81%
Growth & Income                            2/9/93         16.35%           15.91%          14.64%          14.64%
Davis Venture Value                      10/28/94         15.05%           14.59%          17.47%          17.47%
Putnam Growth                              2/9/93         11.64%           11.12%          10.53%          10.53%
Alliance Growth                            2/9/93         17.12%           16.69%          17.01%          17.01%
Global Equities                            2/9/93          7.07%            6.46%           8.99%           8.99%
Federated Utility                          6/3/96           N/A              N/A            6.18%           6.18%
SunAmerica Balanced                        6/3/96           N/A              N/A           10.76%          10.20%
Federated Value                            6/3/96           N/A              N/A           12.05%          11.53%
Aggressive Growth                          6/3/96           N/A              N/A           11.85%          11.32%
International Diversified Equities       10/28/94          2.05%            1.30%           3.45%           3.45%
Emerging Markets                           6/2/97           N/A              N/A           -9.43%         -11.18%
International Growth & Income              6/2/97           N/A              N/A            6.33%           5.24%
Real Estate                                6/2/97           N/A              N/A            2.30%           1.09%
"Dogs" of Wall Street                      4/1/98           N/A              N/A           -1.72%          -3.34%
Equity Income                             3/23/99           N/A              N/A            4.41%           2.13%
Equity Index                              3/19/99           N/A              N/A           -3.48%           5.98%
Small Company Value                       3/23/99           N/A              N/A           19.39%          17.42%




        * For portfolios with six years of performance withdrawal charge Schedule B as defined in the prospectus was used. Under withdrawal charge Schedule A (as defined in the prospectus) no surrender charge would apply. Year six is the only year in which the schedules differ.


               ADJUSTED HISTORICAL PERFORMANCE OF UNDERLYING FUNDS


                         TOTAL ANNUAL RETURNS (10 YEAR)*
                                FOR PERIOD ENDING
                                 APRIL 30, 2001
                         (WITHOUT AND WITH REDEMPTIONS)


                                                                               10 YEAR
                                                                      -------------------------
                                                INCEPTION             WITHOUT             WITH
                                                ---------             -------            ------
            Capital Appreciation                 3/23/87               20.02%            20.02%
            Growth                               8/13/84               13.66%            13.66%
            Government & Quality Bond            8/13/84                6.21%             6.21%



        * Only those portfolios in existence for 10 or more years are shown.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years

             ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

        If contract holders elect to begin Income Payments using the Income Protector Program, the income benefit base if determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector Program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. Income proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

        The income benefit base is applied and then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


                                      TAXES


        We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.


GENERAL

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

        Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges

         Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated hat it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

TAX TREATMENT OF ASSIGNMENTS

        An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

Trustee to Trustee Transfers

        The IRC limits the withdrawal of Purchase Payments from certain Tax Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined by the IRC); or (5) experiences a hardship (as defined by the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under
Section 403(b) or to a custodial account under section 403(b)(7).



                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc.

        Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS



        The audited consolidated financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, are presented in this Statement of Additional Information. These financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, and 5 year market value adjustment fixed account options and the 1-year and 6-month DCA fixed accounts. Financial Statements of the Variable Annuity Account Seven (Portion Relating to the Polaris Plus Variable Annuity) at April 30, 2001, for the two years ended April 30, 2001 and 2000, are also included in this Statement of Additional Information.

        PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements of the Company and the Separate Account have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants

To the Board of Directors and Shareholder of Anchor National Life Insurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Woodland Hills, California

January 31, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                   December 31,     December 31,
                                                      2000              1999
                                                   -----------      -----------
                                                          (In thousands)
ASSETS

Investments:
   Cash and short-term investments                 $   169,701      $   462,915
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 2000, $4,130,570;
      December 1999, $4,155,728)                     4,007,902        3,953,169
   Mortgage loans                                      684,174          674,679
   Policy loans                                        244,436          260,066
   Separate account seed money                         104,678          144,231
   Common stocks available for sale,
      at fair value (cost: December 2000,
      $1,001; December 1999, $0)                           974             --
   Partnerships                                          8,216            4,009
   Real estate                                          24,139           24,000
   Other invested assets                                18,514           31,632
                                                   -----------      -----------
   Total investments                                 5,262,734        5,554,701

Variable annuity assets held in separate
   accounts                                         20,393,820       19,949,145
Accrued investment income                               57,555           60,584
Deferred acquisition costs                           1,286,456        1,089,979
Receivable from brokers for sales of
   securities                                               15           54,760
Income taxes currently receivable from Parent           60,992             --
Deferred income taxes                                     --             53,445
Other assets                                           127,906          111,880
                                                   -----------      -----------
TOTAL ASSETS                                       $27,189,478      $26,874,494
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                 December 31,       December 31,
                                                     2000              1999
                                                 ------------       ------------
                                                          (In thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  2,778,229       $  3,254,895
   Reserves for universal life insurance
      contracts                                     1,832,667          1,978,332
   Reserves for guaranteed investment
      contracts                                       610,672            305,570
   Payable to brokers for purchases of
      securities                                        3,662                139
   Income taxes currently payable                        --               23,490
   Modified coinsurance deposit liability              97,647            140,757
   Other liabilities                                  203,015            249,224
                                                 ------------       ------------
   Total reserves, payables and accrued
      liabilities                                   5,525,892          5,952,407
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               20,393,820         19,949,145
                                                 ------------       ------------
Subordinated notes payable to affiliates               55,119             37,816
                                                 ------------       ------------
Deferred income taxes                                  85,978               --
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         493,010            493,010
   Retained earnings                                  697,730            551,158
   Accumulated other comprehensive loss               (65,582)          (112,553)
                                                 ------------       ------------
   Total shareholder's equity                       1,128,669            935,126
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 27,189,478       $ 26,874,494
                                                 ============       ============


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                            Years Ended December 31,
                                           -------------------------   Three Months Ended       Year Ended
                                              2000           1999       December 31, 1998   September 30, 1998
                                           ---------       ---------   ------------------   ------------------
                                                                    (In thousands)

Investment income                          $ 399,355       $ 516,001       $  53,553               $ 218,793
                                           ---------       ---------       ---------               ---------
Interest expense on:
   Fixed annuity contracts                  (140,322)       (231,929)        (22,828)               (112,695)
   Universal life insurance
      contracts                              (86,263)       (102,486)           --                      --
   Guaranteed investment
      contracts                              (34,124)        (19,649)         (3,980)                (17,787)
   Senior indebtedness                          --              (199)            (34)                 (1,498)
   Subordinated notes payable
      to affiliates                           (4,144)         (3,474)           (853)                 (3,114)
                                           ---------       ---------       ---------               ---------
   Total interest expense                   (264,853)       (357,737)        (27,695)               (135,094)
                                           ---------       ---------       ---------               ---------
NET INVESTMENT INCOME                        134,502         158,264          25,858                  83,699
                                           ---------       ---------       ---------               ---------
NET REALIZED INVESTMENT
   GAINS (LOSSES)                            (15,177)        (19,620)            271                  19,482
                                           ---------       ---------       ---------               ---------
Fee income:
   Variable annuity fees                     400,495         306,417          58,806                 200,867
   Net retained commissions                   62,202          51,039          11,479                  48,561
   Asset management fees                      73,922          43,510           8,068                  29,592
   Universal life insurance fees, net         20,258          28,932            --                      --
   Surrender charges                          20,963          17,137           3,239                   7,404
   Other fees                                 12,959           6,327           1,738                   3,938
                                           ---------       ---------       ---------               ---------
TOTAL FEE INCOME                             590,799         453,362          83,330                 290,362
                                           ---------       ---------       ---------               ---------
GENERAL AND ADMINISTRATIVE
   EXPENSES                                 (171,627)       (146,683)        (21,268)                (92,929)
                                           ---------       ---------       ---------               ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                        (158,007)       (116,840)        (27,070)                (72,713)
                                           ---------       ---------       ---------               ---------
ANNUAL COMMISSIONS                           (56,473)        (40,760)         (6,624)                (18,209)
                                           ---------       ---------       ---------               ---------
PRETAX INCOME                                324,017         287,723          54,497                 209,692
                                           ---------       ---------       ---------               ---------
Income tax expense                          (108,445)       (103,025)        (20,106)                (71,051)
                                           ---------       ---------       ---------               ---------
NET INCOME                                 $ 215,572       $ 184,698       $  34,391               $ 138,641
                                           ---------       ---------       ---------               ---------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                Years Ended December 31,
                                                ------------------------  Three Months Ended       Year Ended
                                                  2000           1999     December 31, 1998    September 30, 1998
                                                ---------      ---------  ------------------   ------------------
                                                                     (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
  Net unrealized gains (losses)
   on debt and equity securities
   available for sale identified
   in the current period (net of
   income tax expense of $20,444
   and income tax benefit of
   $63,900, $5,517 and $2,168 for
   the years ended December 31,
   2000 and 1999, the three
   months ended December 31, 1998
   and the year ended September
   30, 1998, respectively)                      $  37,968      $(118,669)      $ (10,249)          $  (4,027)

  Less reclassification
   adjustment for net realized
   losses (gains) included in net
   income (net of income tax
   expense of $4,848, $4,165 and
   $116 and income tax benefit of
   $3,210 for the years ended
   December 31, 2000 and 1999,
   the three months ended
   December 31, 1998 and the year
   ended September 30, 1998, respectively)          9,003          7,735             215              (5,963)
                                                ---------      ---------       ---------           ---------
OTHER COMPREHENSIVE INCOME (LOSS)                  46,971       (110,934)        (10,034)             (9,990)
                                                ---------      ---------       ---------           ---------
COMPREHENSIVE INCOME                            $ 262,543      $  73,764       $  24,357           $ 128,651
                                                =========      =========       =========           =========

           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             ----------------------------   Three Months Ended       Year Ended
                                               2000              1999        December 31, 1998   September 30, 1998
                                            -----------       -----------   ------------------   ------------------
                                                                        (In thousands)
CASH FLOW FROM OPERATING
   ACTIVITIES:

   Net income                               $   215,572       $   184,698       $    34,391       $   138,641
   Adjustment to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
             Fixed annuity contracts            140,322           231,929            22,828           112,695
             Universal life insurance
               contracts                         86,263           102,486              --                --
             Guaranteed investment
               contracts                         34,124            19,649             3,980            17,787
         Net realized investment
             losses (gains)                      15,177            19,620              (271)          (19,482)
         Amortization (accretion) of
             net premiums (discounts)
             on investments                      (2,198)          (18,343)           (1,199)              447
         Universal life insurance fees          (20,258)          (28,932)             --                --
         Amortization of goodwill                 1,455               776               356             1,422
         Provision for deferred
             income taxes                       114,127          (100,013)           15,945            34,087
   Change in:
      Accrued investment income                   3,029             9,155            (1,512)           (4,649)
      Deferred acquisition costs               (204,077)         (208,228)          (34,328)         (160,926)
      Other assets                              (16,628)           (5,661)          (21,070)          (19,374)
      Income taxes currently
         receivable/payable                     (84,482)           12,367            16,992           (38,134)
      Other liabilities                         (12,520)           49,504             5,617            (2,248)
   Other, net                                    43,376            20,729             5,510            (5,599)
                                            -----------       -----------       -----------       -----------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   313,282           289,736            47,239            54,667
                                            -----------       -----------       -----------       -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                      (881,647)       (4,130,682)         (392,515)       (1,970,502)
      Mortgage loans                           (144,303)         (331,398)           (4,962)         (131,386)
      Other investments, excluding
         short-term investments                 (66,722)         (227,268)           (1,992)             --
   Sales of:
      Bonds, notes and redeemable
         preferred stocks                       468,221         2,660,931           265,039         1,602,079
      Other investments, excluding

         short-term investments                  60,538            65,395               142            42,458
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                       429,347         1,274,764            37,290           424,393
      Mortgage loans                            136,277            46,760             7,699            80,515
      Other investments, excluding
         short-term investments                 122,195            21,256               853            67,213
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                        --                --           3,083,211              --
   Net cash and short-term investments
      transferred from (to) affiliates
      in assumption with MBL Life
      Assurance Corporation                      (3,314)         (371,634)             --                --
                                            -----------       -----------       -----------       -----------

NET CASH PROVIDED (USED IN) BY
   INVESTING ACTIVITIES                         120,592          (991,876)        2,994,765           114,770
                                            -----------       -----------       -----------       -----------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                            Years Ended December 31,
                                         -----------------------------     Three Months Ended          Year Ended
                                             2000             1999         December 31, 1998       September 30, 1998
                                         -----------       -----------     ------------------      ------------------
                                                                       (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $ 1,764,600       $ 2,016,851       $   351,616             $ 1,512,994
      Universal life insurance
         contracts                            58,738            78,864              --                      --
      Guaranteed investment
         contracts                           350,000              --                --                     5,619
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                           (1,994,710)       (1,821,324)         (448,762)             (1,303,790)
   Withdrawal payments on:
      Fixed annuity contracts               (320,778)       (2,232,374)          (41,554)               (191,690)
      Universal life insurance
         contracts                          (145,067)          (81,634)             --                      --
      Guaranteed investment
         contracts                           (78,312)          (19,742)           (3,797)                (36,313)
   Claims and annuity payments on:
      Fixed annuity contracts               (114,761)          (46,578)           (9,333)                (40,589)
      Universal life insurance
         contracts                          (118,302)         (158,043)             --                      --
   Net receipts from (repayments
      of) other short-term
      financings                             (33,689)         (129,512)            9,545                 (10,944)
   Net receipt (payment) related
      to a modified coinsurance
      transaction                            (43,110)          140,757          (170,436)                166,631
   Net receipts from issuances of
      subordinated notes payable
      to affiliate                            17,303              --             170,436                    --
   Change in capital                            --             114,336            70,000                    --
   Dividends paid to Parent                  (69,000)             --                --                   (51,200)
                                         -----------       -----------       -----------             -----------

NET CASH PROVIDED (USED IN) BY
   FINANCING ACTIVITIES                     (727,088)       (2,138,399)          (72,285)                 50,718
                                         -----------       -----------       -----------             -----------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS               (293,214)       (2,840,539)        2,969,719                 220,155

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    462,915         3,303,454           333,735                 113,580
                                         -----------       -----------       -----------             -----------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $   169,701       $   462,915       $ 3,303,454             $   333,735
                                         ===========       ===========       ===========             ===========

SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness         $     1,841       $     3,787       $     1,169              $     3,912
                                         ===========       ===========       ===========              ===========
   Net income taxes paid (refunded)
    to Parent                            $    78,796       $   190,126       $   (12,302)             $    74,932
                                         ===========       ===========       ===========              ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal"), a wholly owned subsidiary of the Company.

         The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reports in the financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Common stock is carried at fair value. Other invested assets include collateralized bond obligations and investments in mutual funds for the Company's asset management operations.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability. Upon adoption of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance, the Company will be required to mark all swap agreements to market as of January 1, 2001 (see "Recently Issued Accounting Standards"). Such adjustment is not anticipated to be material to the shareholder's equity of the Company.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $362,085,000 and $312,764,000 for the years ended December 31, 2000 and
         1999, respectively.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $21,800,000 and $29,400,000 at December 31, 2000 and 1999,
         respectively, for this adjustment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounted to $21,604,000 (including accumulated amortization of $18,101,000) and $22,206,000 (including accumulated amortization of $16,350,000) at December 31, 2000 and 1999 respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholder account values before surrender charges.

         MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability. Premiums from the reinsured business is allocated to pay down the liability pursuant to a repayment schedule.

         FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138 and related implementation guidance. This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of derivatives, management does not anticipate that the new statement will have a significant effect on either the earnings or the financial position of the Company.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                               Three Months Ended
                                                                December 31, 1997
                                                                (In thousands)
                                                               ------------------
         Investment income                                           $ 59,062
         Net investment income                                         25,689
         Net realized investment gains                                 20,935
         Total fee income                                              63,984
         Pretax income                                                 67,654
         Net income                                                  $ 44,348
                                                                     ========

4.       ACQUISITION

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $92,687,000 at December 31, 2000, after adjustment for the transfer of the New York business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2000 and 1999 include the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1997, the beginning of the prior-year periods discussed herein, investment income would have been $514,433,000 and net income would have been $162,555,000 for the year ended September 30, 1998.

         Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

         The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $58,329,000 and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. On December 31, 2000, the enhancement reserve for such payments totaled $162,653,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                                                                               $   19,164      $   18,868
Mortgage-backed securities                                                                    1,651,581       1,636,304
Securities of public utilities                                                                  154,076         151,209
Corporate bonds and notes                                                                     1,426,845       1,329,001
Redeemable preferred stocks                                                                       1,375           1,375
Other debt securities                                                                           877,529         871,145
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========
AT DECEMBER 31, 1999:

Securities of the United States
    Government                                                                               $   24,688      $   22,884
Mortgage-backed securities                                                                    1,505,729       1,412,134
Securities of public utilities                                                                  114,933         107,596
Corporate bonds and notes                                                                     1,676,006       1,596,469
Redeemable preferred stocks                                                                       4,375           4,547
Other debt securities                                                                           829,997         809,539
                                                                                             ----------      ----------
    Total                                                                                    $4,155,728      $3,953,169
                                                                                             ==========      ==========

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2000, follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)

Due in one year or less                                                                      $   66,156      $   64,269
Due after one year through
    five years                                                                                  805,277         795,040
Due after five years through
    ten years                                                                                 1,023,591         938,495
Due after ten years                                                                             583,965         573,794
Mortgage-backed securities                                                                    1,651,581       1,636,304
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                       Gross          Gross
                                     Unrealized     Unrealized
                                       Gains          Losses
                                     ----------    -----------
                                         (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                       $      17      $    (313)
Mortgage-backed securities              10,000        (25,277)
Securities of public utilities             267         (3,134)
Corporate bonds and notes               12,682       (110,526)
Other debt securities                   11,482        (17,866)
                                     ---------      ---------
    Total                            $  34,448      $(157,116)
                                     =========      =========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                       $      47      $  (1,852)
Mortgage-backed securities               3,238        (96,832)
Securities of public utilities              13         (7,350)
Corporate bonds and notes               10,222        (89,758)
Redeemable preferred stocks                172           --
Other debt securities                    4,275        (24,734)
                                     ---------      ---------
    Total                            $  17,967      $(220,526)
                                     =========      =========


         Gross unrealized gains on equity securities available for sale aggregated $18,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $45,000 at December 31, 2000. There were no unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:

                                Years Ended December 31,
                                -------------------------   Three Months Ended    Year Ended
                                  2000             1999      December 31, 1998 September 30, 1998
                                --------         --------   ------------------ ------------------
                                                        (In thousands)
BONDS, NOTES AND
    REDEEMABLE PREFERRED
    STOCKS:
    Realized gains              $  9,608         $  8,333         $  6,669         $ 28,086
    Realized losses               (5,573)         (26,113)          (5,324)          (4,627)
MORTGAGE LOANS:
    Realized losses                 (276)            --               --               --
COMMON STOCKS:
    Realized gains                   610            4,239               12              337
    Realized losses                 --                (11)              (9)            --
OTHER INVESTMENTS:
    Realized gains                 1,091             --                573            8,824
IMPAIRMENT WRITEDOWNS            (20,637)          (6,068)          (1,650)         (13,138)
                                --------         --------         --------         --------
Total net realized
    investment gains
    (losses)                    $(15,177)        $(19,620)        $    271         $ 19,482
                                ========         ========         ========         ========

         The sources and related amounts of investment income are as follows:

                                 Years Ended December 31,
                                 -------------------------   Three Months Ended    Year Ended
                                   2000             1999      December 31, 1998 September 30, 1998
                                 --------         --------   ------------------ ------------------
                                                          (In thousands)
Short-term investments           $  21,683         $  61,764         $   4,649         $  12,524
Bonds, notes and
    redeemable preferred
    stocks                         290,157           348,373            39,660           156,140
Mortgage loans                      60,608            47,480             7,904            29,996
Common stocks                         --                   7              --                  34
Real estate                            121              (525)               13              (467)
Partnerships                         7,031             6,631               352            24,311
Other invested assets               26,868            58,223             1,700              (572)

Less: investment expenses           (7,113)           (5,952)             (725)           (3,173)
                                 ---------         ---------         ---------         ---------
    Total investment
       income                    $ 399,355         $ 516,001         $  53,553         $ 218,793
                                 =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

At December 31, 2000, no investments exceeded 10% of the Company's consolidated shareholder's equity.

At December 31, 2000, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 10% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At December 31, 2000, bonds, notes and redeemable preferred stocks included $267,891,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $3,563,000 of bonds which approximates its estimated fair value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2000, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $28,688,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The interest income on the asset Swap Agreement is included in Investment Income in the income statement, while the interest paid on the liability Swap Agreement is included in Interest Expense on Guaranteed Investment Contracts in the income statement. The net interest income (paid) amounted to $43,000 for the year ended December 31, 2000, $(215,000) for the year ended December 31, 1999, $(54,000)
for the three months ended December 31, 1998 and $(278,000) for the year ended September 30, 1998.

At December 31, 2000, $8,955,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Carrying value is considered to be a reasonable estimate of fair value.

         PARTNERSHIPS: Fair value of partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR SALES/PURCHASES OF SECURITIES:
         Such amounts represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 compared with their respective carrying values, are as follows:

                                                 Carrying             Fair
                                                   Value              Value
                                                -----------        -----------
                                                        (In thousands)
DECEMBER 31, 2000:

ASSETS:

    Cash and short-term investments             $   169,701        $   169,701
    Bonds, notes and redeemable
       preferred stocks                           4,007,902          4,007,902
    Mortgage loans                                  684,174            711,543
    Policy loans                                    244,436            244,436
    Separate account seed money                     104,678            104,678
    Common stocks                                       974                974
    Partnerships                                      8,216              9,915
    Variable annuity assets held in
       separate accounts                         20,393,820         20,393,820
    Receivable from brokers for sales
       of securities                                     15                 15

LIABILITIES:

    Reserves for fixed annuity contracts          2,778,229          2,618,719
    Reserves for guaranteed investment
       contracts                                    610,672            610,672
    Payable to brokers for purchases of
       securities                                     3,662              3,662
    Variable annuity liabilities related
       to separate accounts                      20,393,820         20,393,820
    Subordinated notes payable to
       affiliates                               $    55,119        $    57,774

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

                                                 Carrying             Fair
                                                   Value             Value
                                                -----------        -----------
                                                         (In thousands)
DECEMBER 31, 1999:

ASSETS:

    Cash and short-term investments             $   462,915        $   462,915
    Bonds, notes and redeemable
       preferred stocks                           3,953,169          3,953,169
    Mortgage loans                                  674,679            673,781
    Policy loans                                    260,066            260,066
    Separate account seed money                     144,231            144,231
    Common stocks                                      --                 --
    Partnerships                                      4,009              9,114
    Variable annuity assets held in
       separate accounts                         19,949,145         19,949,145
    Receivable from brokers for sales
       of securities                                 54,760             54,760

LIABILITIES:

    Reserves for fixed annuity contracts          3,254,895          3,053,660
    Reserves for guaranteed investment
       contracts                                    305,570            305,570
    Payable to brokers for purchases of
       securities                                       139                139
    Variable annuity liabilities related
       to separate accounts                      19,949,145         19,949,145
    Subordinated notes payable to
       affiliates                               $    37,816        $    38,643


7.       SUBORDINATED NOTES PAYABLE TO AFFILIATES

         Subordinated notes (including accrued interest of $2,659,000) payable to affiliates totaled $55,119,000 at interest rates ranging from 8% to 9.5% at December 31, 2000, and require principal payments of $3,000,000 in 2001, $29,060,000 in 2002 and $20,400,000 in 2003.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE

         The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 26% of the reserves as of December 31, 2000. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

         Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2000.

         The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $4,160,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

         On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is classified as General and Administrative Expenses in the Consolidated Statement of Income.

         On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands Stock life insurance company, effective December 31, 1997. As

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE (Continued)

         a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has entered into six agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2000 is $925,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $460,100,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

         In the ordinary course of business, the Company is obligated to purchase approximately $86,000,000 of asset backed securities as of December 31, 2000.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

         The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

         The Company's current  financial strength rating from Moody's is based

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

         American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2000 and 1999, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                     Years Ended December 31,
                                    ---------------------------     Three Months Ended      Year Ended
                                      2000              1999        December 31, 1998  September 30, 1998
                                    ---------         ---------     -----------------  ------------------
                                                               (In thousands)
ADDITIONAL PAID-IN
    CAPITAL:

    Beginning balances              $ 493,010         $ 378,674         $ 308,674         $ 308,674
    Reclassification of
       Note by the Parent                --             170,436              --                --
    Return of capital                    --            (170,500)             --                --
    Capital contributions
       received                          --             114,250            70,000              --
    Contribution of
       partnership
       investment                        --                 150              --                --
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 493,010         $ 493,010         $ 378,674         $ 308,674
                                    =========         =========         =========         =========
RETAINED EARNINGS:

    Beginning balances              $ 551,158         $ 366,460         $ 332,069         $ 244,628
    Net income                        215,572           184,698            34,391           138,641
    Dividends paid                    (69,000)             --                --             (51,200)
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 697,730         $ 551,158         $ 366,460         $ 332,069
                                    =========         =========         =========         =========
ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):

       Beginning balances           $(112,553)        $  (1,619)        $   8,415         $  18,405
       Change in net
          unrealized gains
          (losses) on debt
          securities
          available for sale           79,891          (198,659)          (23,791)          (23,818)
       Change in net
          unrealized gains
          (losses) on equity
          securities
          available for sale              (27)              (10)              (44)             (950)
       Change in adjustment
          to deferred
          acquisition costs            (7,600)           28,000             8,400             9,400
       Tax effects of net
          changes                     (25,293)           59,735             5,401             5,378
                                    ---------         ---------         ---------         ---------
Ending balances                     $ (65,582)        $(112,553)        $  (1,619)        $   8,415
                                    =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Dividends of $69,000,000 and $51,200,000 were paid on March 1, 2000 and June 4,
         1998, respectively. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The Company's statutory capital and surplus totaled approximately $719,946,000 at December 31, 2000 and $694,621,000 at December 31, 1999.

         In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification") which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting, effective January 1, 2001. Codification changes prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The impact of Codification on the Company's statutory surplus has not yet been determined.

         On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                     Net Realized
                                      Investment
                                    Gains (Losses)     Operations           Total
                                    --------------     ----------         ---------
                                                      (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Currently payable                     $   2,791         $  (8,473)        $  (5,682)
Deferred                                 (8,103)          122,230           114,127
                                      ---------         ---------         ---------

Total income tax expense              $  (5,312)        $ 113,757         $ 108,445
                                      =========         =========         =========



YEAR ENDED DECEMBER 31, 1999:

Currently payable                     $   6,846         $ 196,192         $ 203,038
Deferred                                (13,713)          (86,300)         (100,013)
                                      ---------         ---------         ---------
    Total income tax expense
      (benefit)                       $  (6,867)        $ 109,892         $ 103,025
                                      =========         =========         =========



THREE MONTHS ENDED DECEMBER
31, 1998:

Currently payable                     $     740         $   3,421         $   4,161
Deferred                                   (620)           16,565            15,945
                                      ---------         ---------         ---------
    Total income tax expense          $     120         $  19,986         $  20,106
                                      =========         =========         =========

YEAR ENDED SEPTEMBER 30, 1998:
Currently payable                     $   4,221         $  32,743         $  36,964
Deferred                                   (550)           34,637            34,087
                                      ---------         ---------         ---------
    Total income tax expense          $   3,671         $  67,380         $  71,051
                                      =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                      Years Ended December 31,       Three Months Ended     Year Ended
                                       2000              1999         December 31, 1998  September 30, 1998
                                     ---------         ---------     ------------------  ------------------
                                                               (In thousands)
Amount computed at
    statutory rate                   $ 113,406         $ 100,703         $  19,074         $  73,392
Increases (decreases)
    resulting from:
       Amortization of
          differences between
          book and tax bases
          of net assets
          acquired                         597               609               146               460
       State income taxes,
          net of federal tax
          benefit                        9,718             7,231             1,183             5,530
       Dividends-received
          deduction                    (10,900)           (3,618)             (345)           (7,254)
       Tax credits                      (2,382)           (1,346)                             (1,296)
       Other, net                       (1,994)             (554)               48               219
                                     ---------         ---------         ---------         ---------
       Total income tax
          expense                    $ 108,445         $ 103,025         $  20,106         $  71,051
                                     =========         =========         =========         =========

         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2000. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                        December 31,      December 31,
                                                           2000               1999
                                                        ------------      ------------
                                                               (In thousands)
         DEFERRED TAX LIABILITIES:
         Investments                                     $  18,738         $  23,208
         Deferred acquisition costs                        317,995           272,697
         State income taxes                                  9,640             5,203
         Other liabilities                                  55,101            18,658
                                                         ---------         ---------
         Total deferred tax liabilities                    401,474           319,766
                                                         ---------         ---------

         DEFERRED TAX ASSETS:
         Contractholder reserves                          (247,591)         (261,781)
         Guaranty fund assessments                          (3,610)           (2,454)
         Deferred income                                   (28,982)          (48,371)
         Net unrealized losses on debt and equity
             securities available for sale                 (35,313)          (60,605)
                                                         ---------         ---------
         Total deferred tax assets                        (315,496)         (373,211)
                                                         ---------         ---------
         Deferred income taxes                           $  85,978         $ (53,445)
                                                         =========         =========

12       RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $44,584,000 in the year ended December 31, 2000, $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998 and $32,946,000 in the year ended September 30, 1998. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's products, amounting to approximately 33.8%, 35.6%, 35.6% and 33.6% of premiums for each of the respective periods.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $132,034,000 for the year ended December 31, 2000, $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998 and $84,975,000 for the year ended September 30, 1998. The marketing component of such costs during these periods amounted to $61,954,000, $53,385,000, $9,906,000 and $39,482,000,
         respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         At December 31, 2000, the Company held no investments issued by any of its affiliates. At December 31, 1999, the Company held bonds with a fair value of $50,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 4).

         During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 4).

         During the year ended December 31, 2000, the Company sold various invested assets from the Parent for cash equal to their current market value of $6,362,000.

         During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

         During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

         During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company, a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 16.9% of sales in the year ended December 31, 2000, 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998 and 16.8% in the year ended September 30, 1998. No other independent selling organization was responsible for 10% of sales for any such period. There was no single independent selling organization that accounted for 10% of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

         Summarized data for the Company's business segments follow:

                                                           Asset              Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations             Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 2000:

Investment income                  $    388,368         $      9,800         $      1,187         $    399,355
Interest expense                       (260,709)              (3,784)                (360)            (264,853)
                                   ------------         ------------         ------------         ------------
Net investment income                   127,659                6,016                  827              134,502
Net realized investment
    losses                              (15,177)                --                   --                (15,177)
Total fee income                        430,489               99,567               60,743              590,799
General and
    administrative expenses             (95,303)             (44,266)             (32,058)            (171,627)
Amortization of deferred               (125,035)             (32,972)                --               (158,007)
    acquisition costs
Annual commissions                      (56,473)                --                   --                (56,473)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    266,160         $     28,345         $     29,512         $    324,017
                                   ============         ============         ============         ============
Total assets                       $ 26,908,888         $    199,075         $     81,515         $ 27,189,478
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        454         $      1,600         $      2,054
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management             Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 1999:

Investment income                  $    505,962         $      9,072         $        967         $    516,001
Interest expense                       (354,263)              (3,085)                (389)            (357,737)
                                   ------------         ------------         ------------         ------------
Net investment income                   151,699                5,987                  578              158,264
Net realized investment
    losses                              (19,620)                --                   --                (19,620)
Total fee income                        349,066               55,885               48,411              453,362
General and
    administrative expenses             (93,449)             (24,856)             (28,378)            (146,683)
Amortization of deferred
    acquisition costs                   (94,910)             (21,930)                --               (116,840)
Annual commissions                      (40,760)                --                   --                (40,760)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    252,026         $     15,086         $     20,611         $    287,723
                                   ============         ============         ============         ============
Total assets                       $ 26,649,310         $    150,966         $     74,218         $ 26,874,494
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $      2,271         $      2,728         $      4,999
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                      Annuity            Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
THREE MONTHS ENDED
DECEMBER 31, 1998:

Investment income                  $     52,424         $        971         $        158         $     53,553
Interest expense                        (26,842)                (752)                (101)             (27,695)
                                   ------------         ------------         ------------         ------------
Net investment income                    25,582                  219                   57               25,858
Net realized investment
    gains (losses)                         (238)                 509                 --                    271
Total fee income                         60,876               11,333               11,121               83,330
General and
    administrative expenses              (9,363)              (5,171)              (6,734)             (21,268)
Amortization of deferred
    acquisition costs                   (23,111)              (3,959)                --                (27,070)
Annual commissions                       (6,624)                --                   --                 (6,624)
                                   ------------         ------------         ------------         ------------
Pretax income                      $     47,122         $      2,931         $      4,444         $     54,497
                                   ============         ============         ============         ============
Total assets                       $ 22,982,323         $    104,473         $     59,537         $ 23,146,333
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        308         $      1,005         $      1,313
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
SEPTEMBER 30, 1998:

Investment income                  $    214,871         $      2,839         $      1,083         $    218,793
Interest expense                       (131,980)              (2,709)                (405)            (135,094)
                                   ------------         ------------         ------------         ------------
Net investment income                    82,891                  130                  678               83,699
Net realized investment
    gains (losses)                       19,615                 (133)                --                 19,482
Total fee income                        207,450               36,632               46,280              290,362
General and
    administrative expenses             (49,732)             (18,640)             (24,557)             (92,929)
Amortization of deferred
    acquisition costs                   (58,833)             (13,880)                --                (72,713)
Annual commissions                      (18,209)                --                   --                (18,209)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    183,182         $      4,109         $     22,401         $    209,692
                                   ============         ============         ============         ============
Total assets                       $ 14,389,922         $    104,476         $     55,870         $ 14,550,268
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        205         $      5,289         $      5,494
                                   ============         ============         ============         ============

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Seven (Portion Relating to the POLARIS PLUS Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (Portion Relating to the POLARIS PLUS Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at April 30, 2001, the results of each of their operations and the changes in each of their net assets for the year ended April 30, 2001 and the changes in each of their net assets for the year ended April 30, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Los Angeles, California


July 6, 2001

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001


                                                  Government
                                      Capital            and                 Aggressive      Alliance          Asset          Cash
                                 Appreciation   Quality Bond       Growth        Growth        Growth     Allocation    Management
                                    Portfolio      Portfolio    Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                 -------------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor
    Series Trust, at market
    value                         $ 34,993,226  $ 48,949,242  $ 24,431,217  $          0  $          0  $          0  $          0
  Investments in SunAmerica
    Series Trust, at market
    value                                    0             0             0    16,376,837   102,816,105    12,197,931    26,822,940

Liabilities                                  0             0             0             0             0             0             0
                                 -------------------------------------------------------------------------------------------------

Net Assets                        $ 34,993,226  $ 48,949,242  $ 24,431,217  $ 16,376,837  $102,816,105  $ 12,197,931  $ 26,822,940
                                 =================================================================================================

Accumulation units outstanding         936,486     3,297,497       839,604       952,309     2,863,443       638,666     2,061,702
                                 =================================================================================================

Contracts With Total Expenses
  of 1.25%:

  Net Assets                      $ 34,986,211  $ 48,948,976  $ 24,417,672  $ 16,373,751  $102,811,199  $ 12,197,931  $ 26,805,374

  Accumulation units outstanding       935,668     3,297,472       838,055       951,846     2,862,749       638,666     2,060,001

  Unit value of accumulation
    units                         $      37.39  $      14.84  $      29.14  $      17.20  $      35.91  $      19.10  $      13.01

Contracts With Total Expenses
  of 0.85%:

  Net Assets                      $      7,015  $        266  $     13,545  $      3,086  $      4,906  $          0  $     17,566

  Accumulation units outstanding           818            25         1,549           463           694             0         1,701

  Unit value of accumulation
    units                         $       8.57  $      10.72  $       8.75  $       6.66  $       7.07  $      10.68  $      10.32



                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)

                                                    Davis
                                   Corporate      Venture    "Dogs" of     Emerging       Equity       Equity    Federated
                                        Bond        Value  Wall Street      Markets       Income        Index        Value
                                   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                   ---------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
    Trust, at market value        $         0  $         0  $         0  $         0  $         0  $         0  $         0
  Investments in SunAmerica
    Series Trust, at market
    value                           8,790,694   23,414,405    6,044,512    3,967,151    8,082,460   57,364,884    7,718,069

Liabilities                                 0            0            0            0            0            0            0
                                   ---------------------------------------------------------------------------------------

Net Assets                        $ 8,790,694  $23,414,405  $ 6,044,512  $ 3,967,151  $ 8,082,460  $57,364,884  $ 7,718,069
                                   =======================================================================================


Accumulation units outstanding        644,048      830,737      640,566      588,453      737,691    6,183,526      445,284
                                   =======================================================================================

Contracts With Total Expenses
   of 1.25%:

  Net Assets                      $ 8,790,642  $23,407,317  $ 6,044,512  $ 3,966,329  $ 8,082,261  $57,363,202  $ 7,718,069

  Accumulation units outstanding      644,043      830,018      640,566      588,363      737,673    6,183,325      445,284

  Unit value of accumulation
    units                         $     13.65  $     28.20  $      9.44  $      6.74  $     10.96  $      9.28  $     17.33

Contracts With Total Expenses
  of 0.85%:

  Net Assets                      $        52  $     7,088  $         0  $       822  $       199  $     1,682  $         0

  Accumulation units outstanding            5          719            0           90           18          201            0

  Unit value of accumulation
    units                         $      9.96  $      9.86  $     10.08  $      9.12  $     10.81  $      8.36  $     10.00



                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN

             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)


                                                                                         International  International
                                           Global        Global     Growth-   High-Yield   Diversified       Growth &       Putnam
                                             Bond      Equities      Income         Bond      Equities         Income        Growth
                                        Portfolio     Portfolio   Portfolio    Portfolio     Portfolio      Portfolio     Portfolio
                                     ----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust,
    at market value                    $         0  $         0  $         0  $         0  $         0     $         0  $         0
  Investments in SunAmerica Series
     Trust, at market value              8,001,929   12,419,108   75,909,664    5,181,245    4,921,162       7,476,866   44,179,095

Liabilities                                      0            0            0            0            0               0            0
                                     ----------------------------------------------------------------------------------------------

Net Assets                             $ 8,001,929  $12,419,108  $75,909,664  $ 5,181,245  $ 4,921,162     $ 7,476,866  $44,179,095
                                     ==============================================================================================

Accumulation units outstanding             517,921      621,666    2,501,527      380,795      399,062         591,561    1,966,893
                                     ==============================================================================================

Contracts With Total Expenses
  of 1.25%:

  Net Assets                           $ 7,997,254  $12,414,776  $75,907,912  $ 5,180,457  $ 4,921,162     $ 7,475,005  $44,176,231

  Accumulation units outstanding           517,475      621,167    2,501,326      380,713      399,062         591,348    1,966,522

  Unit value of accumulation units     $     15.45  $     19.99  $     30.35  $     13.61  $     12.33     $     12.64  $     22.46

Contracts With Total Expenses
  of 0.85%:

  Net Assets                           $     4,675  $     4,332  $     1,752  $       788  $         0  $     1,861  $     2,864

  Accumulation units outstanding               446          499          201           82            0          213          371

  Unit value of accumulation units     $     10.48  $      8.67  $      8.73  $      9.62  $     10.00  $      8.73  $      7.73




                 See accompanying notes to financial statements

                         VARIABLE ANNUITY ACCOUNT SEVEN
            (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)

                                                          Small
                                             Real       Company     SunAmerica       Telecom     Worldwide
                                           Estate         Value       Balanced       Utility   High Income
                                        Portfolio     Portfolio      Portfolio     Portfolio     Portfolio         TOTAL
                                      ----------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series Trust,
   at market value                    $          0  $          0  $          0  $          0  $          0  $108,373,685
 Investments in SunAmerica Series
   Trust, at market value                2,279,511     4,831,849    80,787,386     6,130,919     1,856,509   527,571,231

Liabilities                                      0             0             0             0             0             0
                                      ----------------------------------------------------------------------------------

Net Assets                            $  2,279,511  $  4,831,849  $ 80,787,386  $  6,130,919  $  1,856,509  $635,944,916
                                      ==================================================================================

Accumulation units outstanding             209,969       332,782     4,927,560       447,595       125,922
                                      ====================================================================

Contracts With Total Expenses
  of 1.25%:

  Net Assets                           $ 2,279,326   $ 4,829,727  $ 80,784,170  $  6,129,371  $  1,856,509

  Accumulation units outstanding           209,952       332,571     4,927,161       447,434       125,922

  Unit value of accumulation units     $     10.86   $     14.52  $      16.40  $      13.70   $     14.74

Contracts With Total Expenses of 0.85%:

  Net Assets                           $       185   $     2,122   $     3,216  $      1,548    $        0

  Accumulation units outstanding                17           211           399           161             0

  Unit value of accumulation units     $     10.97    $    10.07    $     8.07  $       9.60    $    10.00



                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2001


                                                                     Market Value             Market
Portfolio Investment                                       Shares       Per Share              Value            Cost
--------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                       776,587    $      45.06       $ 34,993,226    $ 38,093,875
     Government and Quality Bond Portfolio              3,323,987           14.73         48,949,242      46,887,963
     Growth Portfolio                                     775,005           31.52         24,431,217      27,678,573
                                                                                        ------------    ------------
                                                                                         108,373,685     112,660,411
                                                                                        ------------    ------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Porfolio                         1,065,061           15.38         16,376,837      21,574,397
     Alliance Growth Portfolio                          4,159,880           24.72        102,816,105     140,146,008
     Asset Allocation Portfolio                           874,755           13.94         12,197,931      12,835,074
     Cash Management Portfolio                          2,381,677           11.26         26,822,940      26,036,372
     Corporate Bond Portfolio                             780,458           11.26          8,790,694       8,770,197
     Davis Venture Value Portfolio                        864,056           27.10         23,414,405      22,678,923
     "Dogs" of Wall Street Portfolio                      659,259            9.17          6,044,512       6,226,209
     Emerging Markets Portfolio                           580,640            6.83          3,967,151       5,305,028
     Equity Income Portfolio                              702,044           11.51          8,082,460       7,512,009
     Equity Index Portfolio                             5,352,201           10.72         57,364,884      61,965,479
     Federated Value Portfolio                            469,340           16.44          7,718,069       7,763,535
     Global Bond Portfolio                                708,918           11.29          8,001,929       7,876,553
     Global Equities Portfolio                            815,192           15.23         12,419,108      15,669,689
     Growth-Income Portfolio                            2,875,186           26.40         75,909,664      85,186,798
     High-Yield Bond Portfolio                            596,897            8.68          5,181,245       6,219,449
     International Diversified Equities Portfolio         500,201            9.84          4,921,162       6,638,894
     International Growth & Income Portfolio              649,216           11.52          7,476,866       8,486,551
     Putnam Growth Portfolio                            2,387,662           18.50         44,179,095      57,628,615
     Real Estate Portfolio                                216,819           10.51          2,279,511       2,038,955
     Small Company Value Portfolio                        448,540           10.77          4,831,849       4,737,879
     SunAmerica Balanced Portfolio                      4,952,430           16.31         80,787,386      88,408,032
     Telecom Utility Portfolio                            484,048           12.67          6,130,919       7,002,488
     Worldwide High Income Portfolio                      206,511            8.99          1,856,509       2,107,131
                                                                                        ------------    ------------
                                                                                         527,571,231     612,814,265
                                                                                       -------------    ------------
                                                                                       $ 635,944,916    $725,474,676
                                                                                        ============    ============


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN

             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                                                         Government
                                                          Capital               and                           Aggressive
                                                     Appreciation      Quality Bond             Growth            Growth
                                                        Portfolio         Portfolio          Portfolio         Portfolio
                                                     -------------------------------------------------------------------
Investment income:
  Dividends and capital gains distributions           $  4,448,161      $  2,302,868      $  2,846,224      $  1,969,812
                                                     -------------------------------------------------------------------
    Total investment income                              4,448,161         2,302,868         2,846,224         1,969,812
                                                     -------------------------------------------------------------------

Expenses:
  Mortality risk charge                                   (313,522)         (368,234)         (214,466)         (170,501)
  Expense risk charge                                     (117,571)         (138,088)          (80,425)          (63,938)
  Distribution expense charge                              (58,784)          (69,043)          (40,212)          (31,968)
                                                     -------------------------------------------------------------------
    Total expenses                                        (489,877)         (575,365)         (335,103)         (266,407)
                                                     -------------------------------------------------------------------

Net investment income (loss)                             3,958,284         1,727,503         2,511,121         1,703,405
                                                     -------------------------------------------------------------------

Net realized gains (losses) from securities
  transactions:
  Proceeds from shares sold                              2,157,114         2,568,035           924,602         2,854,569
  Cost of shares sold                                   (2,206,120)       (2,523,730)         (934,046)       (3,043,624)
                                                     -------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                (49,006)           44,305            (9,444)         (189,055)
                                                     -------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
  investments:
  Beginning of period                                    8,477,489          (498,884)        3,394,747         3,119,555
  End of period                                         (3,100,649)        2,061,279        (3,247,356)       (5,197,560)
                                                     -------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                      (11,578,138)        2,560,163        (6,642,103)       (8,317,115)
                                                     -------------------------------------------------------------------

Increase (decrease) in net assets from operations     $ (7,668,860)     $  4,331,971      $ (4,140,426)     $ (6,802,765)
                                                     ===================================================================





                                                          Alliance             Asset              Cash
                                                            Growth        Allocation        Management
                                                         Portfolio         Portfolio         Portfolio
                                                      ------------------------------------------------
Investment income:
  Dividends and capital gains distributions           $ 18,108,792      $    622,191      $  1,041,921
                                                      ------------------------------------------------
    Total investment income                             18,108,792           622,191         1,041,921
                                                      ------------------------------------------------

Expenses:
  Mortality risk charge                                 (1,000,759)          (99,642)         (208,984)
  Expense risk charge                                     (375,285)          (37,366)          (78,369)
  Distribution expense charge                             (187,641)          (18,682)          (39,184)
                                                      ------------------------------------------------
    Total expenses                                      (1,563,685)         (155,690)         (326,537)
                                                      ------------------------------------------------

Net investment income (loss)                            16,545,107           466,501           715,384
                                                      ------------------------------------------------

Net realized gains (losses) from securities
  transactions:
  Proceeds from shares sold                              4,793,706           641,936        10,243,925
  Cost of shares sold                                   (6,009,074)         (660,583)       (9,994,094)
                                                      ------------------------------------------------

Net realized gains (losses) from
    securities transactions                             (1,215,368)          (18,647)          249,831
                                                      ------------------------------------------------

Net unrealized appreciation (depreciation) of
  investments:
  Beginning of period                                   18,584,189           307,047           598,517
  End of period                                        (37,329,903)         (637,143)          786,568
                                                      ------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                      (55,914,092)         (944,190)          188,051
                                                      ------------------------------------------------

Increase (decrease) in net assets from operations     $(40,584,353)     $   (496,336)     $  1,153,266
                                                      ================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN

             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                                                 Corporate    Davis Venture        "Dogs" of         Emerging
                                                                      Bond            Value      Wall Street          Markets
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             ----------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions                 $   538,423      $   330,685      $   209,561      $   118,299
                                                             ----------------------------------------------------------------
         Total investment income                                   538,423          330,685          209,561          118,299
                                                             ----------------------------------------------------------------

Expenses:
     Mortality risk charge                                         (65,332)        (186,708)         (45,058)         (37,877)
     Expense risk charge                                           (24,499)         (70,015)         (16,897)         (14,203)
     Distribution expense charge                                   (12,250)         (35,008)          (8,448)          (7,103)
                                                             ----------------------------------------------------------------
         Total expenses                                           (102,081)        (291,731)         (70,403)         (59,183)
                                                             ----------------------------------------------------------------

Net investment income (loss)                                       436,342           38,954          139,158           59,116
                                                             ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     620,789          894,853          805,005        1,408,469
     Cost of shares sold                                          (621,464)        (852,497)        (914,572)      (1,702,059)
                                                             ----------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                           (675)          42,356         (109,567)        (293,590)
                                                             ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (83,877)       2,590,292         (816,703)         174,671
     End of period                                                  20,497          735,482         (181,697)      (1,337,877)
                                                             ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  104,374       (1,854,810)         635,006       (1,512,548)
                                                             ----------------------------------------------------------------

Increase (decrease) in net assets from operations              $   540,041      $(1,773,500)     $   664,597      $(1,747,022)
                                                              ================================================================


                                                                     Equity            Equity        Federated
                                                                     Income             Index            Value
                                                                  Portfolio         Portfolio        Portfolio
                                                                -----------------------------------------------
Investment income:
     Dividends and capital gains distributions                  $    13,000       $   149,999       $   345,938
                                                                -----------------------------------------------
         Total investment income                                     13,000           149,999           345,938
                                                                -----------------------------------------------

Expenses:
     Mortality risk charge                                          (61,917)         (512,733)          (58,795)
     Expense risk charge                                            (23,219)         (192,274)          (22,048)
     Distribution expense charge                                    (11,609)          (96,138)          (11,024)
                                                                -----------------------------------------------
         Total expenses                                             (96,745)         (801,145)          (91,867)
                                                                -----------------------------------------------

Net investment income (loss)                                        (83,745)         (651,146)          254,071
                                                                -----------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      670,099         4,297,089           498,608
     Cost of shares sold                                           (638,935)       (4,417,378)         (512,376)
                                                                -----------------------------------------------

Net realized gains (losses) from
    securities transactions                                          31,164          (120,289)          (13,768)
                                                                -----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (254,982)        4,448,872          (232,442)
     End of period                                                  570,451        (4,600,595)          (45,466)
                                                                -----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   825,433        (9,049,467)          186,976
                                                                -----------------------------------------------

Increase (decrease) in net assets from operations               $   772,852       $(9,820,902)      $   427,279
                                                                ===============================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)



                                                                    Global           Global        Growth-       High-Yield
                                                                      Bond         Equities         Income             Bond
                                                                 Portfolio        Portfolio      Portfolio        Portfolio
                                                             ---------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions                   $ 476,421      $ 1,229,860    $ 4,807,516        $ 586,686
                                                             ---------------------------------------------------------------
         Total investment income                                   476,421        1,229,860      4,807,516          586,686
                                                             ---------------------------------------------------------------

Expenses:
     Mortality risk charge                                         (62,138)        (116,995)      (682,428)         (43,029)
     Expense risk charge                                           (23,302)         (43,874)      (255,911)         (16,135)
     Distribution expense charge                                   (11,651)         (21,937)      (127,954)          (8,068)
                                                             ---------------------------------------------------------------
         Total expenses                                            (97,091)        (182,806)    (1,066,293)         (67,232)
                                                             ---------------------------------------------------------------

Net investment income (loss)                                       379,330        1,047,054      3,741,223          519,454
                                                             ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     647,045          934,720      2,686,644          623,065
     Cost of shares sold                                          (644,158)      (1,075,198)    (2,840,583)        (700,331)
                                                             ---------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                          2,887         (140,478)      (153,939)         (77,266)
                                                             ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (61,753)       2,139,055      9,882,424         (146,995)
     End of period                                                 125,376       (3,250,581)    (9,277,134)      (1,038,204)
                                                             ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  187,129       (5,389,636)   (19,159,558)        (891,209)
                                                             -----------------------------------------------------------------

Increase (decrease) in net assets from operations                $ 569,346     $ (4,483,060) $ (15,572,274)      $ (449,021)
                                                             =================================================================



                                                            International
                                                              Diversified     International           Putnam
                                                                 Equities   Growth & Income           Growth
                                                                Portfolio         Portfolio        Portfolio
                                                           -------------------------------------------------
Investment income:
     Dividends and capital gains distributions                  $ 952,829         $ 159,950      $ 5,026,761
                                                           -------------------------------------------------
         Total investment income                                  952,829           159,950        5,026,761
                                                           -------------------------------------------------

Expenses:
     Mortality risk charge                                        (44,542)          (64,199)        (438,591)
     Expense risk charge                                          (16,703)          (24,075)        (164,472)
     Distribution expense charge                                   (8,352)          (12,037)         (82,235)
                                                           -------------------------------------------------
         Total expenses                                           (69,597)         (100,311)        (685,298)
                                                           -------------------------------------------------

Net investment income (loss)                                      883,232            59,639        4,341,463
                                                           -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                  2,353,678         1,275,376        2,647,446
     Cost of shares sold                                       (2,665,181)       (1,366,155)      (3,033,324)
                                                           -------------------------------------------------

Net realized gains (losses) from
    securities transactions                                      (311,503)          (90,779)        (385,878)
                                                           -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           70,203          (155,024)       6,619,586
     End of period                                             (1,717,732)       (1,009,685)     (13,449,520)
                                                           -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                              (1,787,935)         (854,661)     (20,069,106)
                                                           -------------------------------------------------

Increase (decrease) in net assets from operations            $ (1,216,206)       $ (885,801)   $ (16,113,521)
                                                           =================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                                                      Real    Small Company     SunAmerica          Telecom
                                                                    Estate            Value       Balanced          Utility
                                                                 Portfolio        Portfolio      Portfolio        Portfolio
                                                             ---------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions                    $ 73,050        $ 765,872    $ 1,610,140        $ 287,171
                                                             ---------------------------------------------------------------
         Total investment income                                    73,050          765,872      1,610,140          287,171
                                                             ---------------------------------------------------------------

Expenses:
     Mortality risk charge                                         (16,737)         (31,927)      (741,480)         (52,094)
     Expense risk charge                                            (6,276)         (11,972)      (278,054)         (19,535)
     Distribution expense charge                                    (3,138)          (5,988)      (139,028)          (9,769)
                                                             ---------------------------------------------------------------
         Total expenses                                            (26,151)         (49,887)    (1,158,562)         (81,398)
                                                             ---------------------------------------------------------------

Net investment income (loss)                                        46,899          715,985        451,578          205,773
                                                             ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     431,924          440,369      4,938,183          754,826
     Cost of shares sold                                          (392,905)        (428,281)    (5,086,782)        (843,561)
                                                             ---------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                         39,019           12,088       (148,599)         (88,735)
                                                             ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            28,255          277,359      7,939,480         (295,982)
     End of period                                                 240,556           93,970     (7,620,646)        (871,569)
                                                             ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  212,301         (183,389)   (15,560,126)        (575,587)
                                                             ---------------------------------------------------------------

Increase (decrease) in net assets from operations                $ 298,219        $ 544,684  $ (15,257,147)      $ (458,549)
                                                             ===============================================================




                                                                      Worldwide
                                                                    High Income
                                                                      Portfolio                 TOTAL
                                                                  -----------------------------------
Investment income:
     Dividends and capital gains distributions                    $     211,192         $  49,233,322
                                                                  -----------------------------------
         Total investment income                                        211,192            49,233,322
                                                                  -----------------------------------

Expenses:
     Mortality risk charge                                              (14,795)           (5,653,483)
     Expense risk charge                                                 (5,548)           (2,120,054)
     Distribution expense charge                                         (2,774)           (1,060,025)
                                                                  -----------------------------------
         Total expenses                                                 (23,117)           (8,833,562)
                                                                  -----------------------------------

Net investment income (loss)                                            188,075            40,399,760
                                                                  -----------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                          160,418            51,272,493
     Cost of shares sold                                               (170,854)          (54,277,865)
                                                                  -----------------------------------

Net realized gains (losses) from
    securities transactions                                             (10,436)           (3,005,372)
                                                                  -----------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 65,160            66,170,259
     End of period                                                     (250,622)          (89,529,760)
                                                                  -----------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      (315,782)         (155,700,019)
                                                                  -----------------------------------

Increase (decrease) in net assets from operations                 $    (138,143)        $(118,305,631)
                                                                  ===================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001

                                                                              Government
                                                               Capital               and                        Aggressive
                                                          Appreciation      Quality Bond           Growth           Growth
                                                             Portfolio         Portfolio        Portfolio        Portfolio
                                                     ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                            $  3,958,284     $  1,727,503     $  2,511,121     $  1,703,405
   Net realized gains (losses) from
       securities transactions                                  (49,006)          44,305           (9,444)        (189,055)
   Change in net unrealized appreciation
       (depreciation) of investments                        (11,578,138)       2,560,163       (6,642,103)      (8,317,115)
                                                     ---------------------------------------------------------------------
   Increase (decrease) in net assets from operations         (7,668,860)       4,331,971       (4,140,426)      (6,802,765)
                                                     ---------------------------------------------------------------------


From capital transactions with total expenses of 1.25%:
       Net proceeds from units sold                             751,339          264,783          308,874          483,415
       Cost of units redeemed                                  (697,187)      (1,456,121)        (608,927)        (315,606)
       Net transfers                                          2,696,937        3,167,610        1,753,623        1,198,962
                                                     ---------------------------------------------------------------------
   Increase (decrease) in net assets from
     capital transactions                                     2,751,089        1,976,272        1,453,570        1,366,771
                                                     ---------------------------------------------------------------------


From capital transactions with total expenses of 0.85%:
       Net proceeds from units sold                               7,127              267           13,663            2,972
       Cost of units redeemed                                         0                0                0                0
       Net transfers                                                  0                0                0                0

                                                     ---------------------------------------------------------------------
   Increase in net assets from capital transactions               7,127              267           13,663            2,972
                                                     ---------------------------------------------------------------------

Total increase (decrease) in net assets from
   capital transactions                                       2,758,216        1,976,539        1,467,233        1,369,743

Increase (decrease) in net assets                            (4,910,644)       6,308,510       (2,673,193)      (5,433,022)
Net assets at beginning of period                            39,903,870       42,640,732       27,104,410       21,809,859
                                                     ---------------------------------------------------------------------
Net assets at end of period                                $ 34,993,226     $ 48,949,242     $ 24,431,217     $ 16,376,837
                                                     =====================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25%:
   Units sold                                                    17,740           17,990           10,024           22,047
   Units redeemed                                               (16,850)        (102,128)         (18,659)         (14,060)
   Units transferred                                             56,610          222,589           51,541           36,011
                                                     ---------------------------------------------------------------------
Increase (decrease) in units outstanding                         57,500          138,451           42,906           43,998
Beginning units                                                 878,168        3,159,021          795,149          907,848
                                                     ---------------------------------------------------------------------
Ending units                                                    935,668        3,297,472          838,055          951,846
                                                     =====================================================================

Contracts With Total Expenses of 0.85%:
   Units sold                                                       818               25            1,549              463
   Units redeemed                                                     0                0                0                0
   Units transferred                                                  0                0                0                0
                                                     ---------------------------------------------------------------------
Increase in units outstanding                                       818               25            1,549              463
Beginning units                                                       0                0                0                0
                                                     ---------------------------------------------------------------------
Ending units                                                        818               25            1,549              463
                                                     =====================================================================


                                                                        Alliance              Asset               Cash
                                                                          Growth         Allocation         Management
                                                                       Portfolio          Portfolio          Portfolio
                                                                ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $  16,545,107      $     466,501      $     715,384
   Net realized gains (losses) from
       securities transactions                                        (1,215,368)           (18,647)           249,831
   Change in net unrealized appreciation
       (depreciation) of investments                                 (55,914,092)          (944,190)           188,051
                                                                ------------------------------------------------------
   Increase (decrease) in net assets from operations                 (40,584,353)          (496,336)         1,153,266
                                                                ------------------------------------------------------

From capital transactions with total expenses of 1.25% :
       Net proceeds from units sold                                    1,475,649             29,690            514,197
       Cost of units redeemed                                         (2,671,221)          (250,946)        (1,782,818)
       Net transfers                                                   3,766,714          1,131,499            378,348
                                                                ------------------------------------------------------
   Increase (decrease) in net assets from capital transactions         2,571,142            910,243           (890,273)
                                                                ------------------------------------------------------

From capital transactions with total expenses of 0.85% :
       Net proceeds from units sold                                        5,214                  0             17,404
       Cost of units redeemed                                                  0                  0                  0
       Net transfers                                                           0                  0                  0
                                                                ------------------------------------------------------
   Increase in net assets from capital transactions                        5,214                  0             17,404
                                                                ------------------------------------------------------
Total increase (decrease) in net assets from
   capital transactions                                                2,576,356            910,243           (872,869)

Increase (decrease) in net assets                                    (38,007,997)           413,907            280,397
Net assets at beginning of period                                    140,824,102         11,784,024         26,542,543
                                                                ------------------------------------------------------
Net assets at end of period                                        $ 102,816,105      $  12,197,931      $  26,822,940
                                                                ======================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25% :
   Units sold                                                             34,127              1,488             39,847
   Units redeemed                                                        (62,811)           (12,736)          (139,837)
   Units transferred                                                      64,867             56,846             28,168
                                                                ------------------------------------------------------
Increase (decrease) in units outstanding                                  36,183             45,598            (71,822)
Beginning units                                                        2,826,566            593,068          2,131,823
                                                                ------------------------------------------------------
Ending units                                                           2,862,749            638,666          2,060,001
                                                                ======================================================
Contracts With Total Expenses of 0.85% :
   Units sold                                                                694                  0              1,701
   Units redeemed                                                              0                  0                  0
   Units transferred                                                           0                  0                  0
                                                                ------------------------------------------------------
Increase in units outstanding                                                694                  0              1,701
Beginning units                                                                0                  0                  0
                                                                ------------------------------------------------------
Ending units                                                                 694                  0              1,701
                                                                ======================================================



                See accompanying notes to financial statements.

7
                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                                Corporate     Davis Venture         "Dogs" of          Emerging
                                                                     Bond             Value       Wall Street           Markets
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                            -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                              $    436,342      $     38,954      $    139,158      $     59,116
   Net realized gains (losses) from
      securities transactions                                        (675)           42,356          (109,567)         (293,590)
   Change in net unrealized appreciation
      (depreciation) of investments                               104,374        (1,854,810)          635,006        (1,512,548)
                                                            -------------------------------------------------------------------
   Increase (decrease) in net assets from operations              540,041        (1,773,500)          664,597        (1,747,022)
                                                            -------------------------------------------------------------------

From capital transactions with total expenses of 1.25%:
      Net proceeds from units sold                                 79,146           321,624            21,982            70,680
      Cost of units redeemed                                     (208,031)         (503,326)         (123,718)          (73,920)
      Net transfers                                               716,832         2,615,243          (112,971)           17,669
                                                            -------------------------------------------------------------------
   Increase (decrease) in net assets from capital
      transactions                                                587,947         2,433,541          (214,707)           14,429
                                                            -------------------------------------------------------------------

From capital transactions with total expenses of 0.85%:
      Net proceeds from units sold                                     52             7,253                 0               861
      Cost of units redeemed                                            0                 0                 0                 0
      Net transfers                                                     0                 0                 0                 0
                                                            -------------------------------------------------------------------
   Increase in net assets from capital transactions                    52             7,253                 0               861
                                                            -------------------------------------------------------------------
Total increase (decrease) in net assets from
   capital transactions                                           587,999         2,440,794          (214,707)           15,290

Increase (decrease) in net assets                               1,128,040           667,294           449,890        (1,731,732)
Net assets at beginning of period                               7,662,654        22,747,111         5,594,622         5,698,883
                                                            -------------------------------------------------------------------
Net assets at end of period                                  $  8,790,694      $ 23,414,405      $  6,044,512      $  3,967,151
                                                            ===================================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25% :
   Units sold                                                       5,831            11,369             2,422             9,295
   Units redeemed                                                 (15,855)          (17,133)          (14,456)          (10,177)
   Units transferred                                               54,044            87,366           (12,729)              796
                                                            -------------------------------------------------------------------
Increase (decrease) in units outstanding                           44,020            81,602           (24,763)              (86)
Beginning units                                                   600,023           748,416           665,329           588,449
                                                            -------------------------------------------------------------------
Ending units                                                      644,043           830,018           640,566           588,363
                                                            ===================================================================
Contracts With Total Expenses of 0.85% :
   Units sold                                                           5               719                 0                90
   Units redeemed                                                       0                 0                 0                 0
   Units transferred                                                    0                 0                 0                 0
                                                            -------------------------------------------------------------------
Increase in units outstanding                                           5               719                 0                90
Beginning units                                                         0                 0                 0                 0
                                                            -------------------------------------------------------------------
Ending units                                                            5               719                 0                90
                                                            ===================================================================


                                                                         Equity            Equity         Federated
                                                                         Income             Index             Value
                                                                      Portfolio         Portfolio         Portfolio
                                                                   ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    (83,745)     $   (651,146)     $    254,071
   Net realized gains (losses) from
      securities transactions                                            31,164          (120,289)          (13,768)
   Change in net unrealized appreciation
      (depreciation) of investments                                     825,433        (9,049,467)          186,976
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from operations                    772,852        (9,820,902)          427,279
                                                                   ------------------------------------------------

From capital transactions with total expenses of 1.25% :
      Net proceeds from units sold                                      138,887           372,423            16,733
      Cost of units redeemed                                           (264,118)       (1,589,385)         (191,445)
      Net transfers                                                     458,076           988,961           557,574
                                                                   ------------------------------------------------
   Increase (decrease) in net assets from capital transactions          332,845          (228,001)          382,862
                                                                   ------------------------------------------------

From capital transactions with total expenses of 0.85% :
      Net proceeds from units sold                                          187             1,668                 0
      Cost of units redeemed                                                  0                 0                 0
      Net transfers                                                           0                 0                 0
                                                                   ------------------------------------------------
   Increase in net assets from capital transactions                         187             1,668                 0
                                                                   ------------------------------------------------
Total increase (decrease) in net assets from
   capital transactions                                                 333,032          (226,333)          382,862

Increase (decrease) in net assets                                     1,105,884       (10,047,235)          810,141
Net assets at beginning of period                                     6,976,576        67,412,119         6,907,928
                                                                   ------------------------------------------------
Net assets at end of period                                        $  8,082,460      $ 57,364,884      $  7,718,069
                                                                   ================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25% :
   Units sold                                                            13,192            36,266             1,062
   Units redeemed                                                       (24,875)         (155,213)          (11,583)
   Units transferred                                                     44,349            74,545            33,090
                                                                   ------------------------------------------------
Increase (decrease) in units outstanding                                 32,666           (44,402)           22,569
Beginning units                                                         705,007         6,227,727           422,715
                                                                   ------------------------------------------------
Ending units                                                            737,673         6,183,325           445,284
                                                                   ================================================
Contracts With Total Expenses of 0.85% :
   Units sold                                                                18               201                 0
   Units redeemed                                                             0                 0                 0
   Units transferred                                                          0                 0                 0
                                                                   ------------------------------------------------
Increase in units outstanding                                                18               201                 0
Beginning units                                                               0                 0                 0
                                                                   ------------------------------------------------
Ending units                                                                 18               201                 0
                                                                   ================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                                                         Global         Global         Growth-       High-Yield
                                                                           Bond       Equities          Income             Bond
                                                                      Portfolio      Portfolio       Portfolio        Portfolio
                                                                   ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $    379,330    $  1,047,054    $  3,741,223    $    519,454
     Net realized gains (losses) from
        securities transactions                                           2,887        (140,478)       (153,939)        (77,266)
     Change in net unrealized appreciation
        (depreciation) of investments                                   187,129      (5,389,636)    (19,159,558)       (891,209)
                                                                   ------------------------------------------------------------
     Increase (decrease) in net assets from operations                  569,346      (4,483,060)    (15,572,274)       (449,021)
                                                                   ------------------------------------------------------------

From capital transactions with total expenses of 1.25% :
        Net proceeds from units sold                                     63,715         221,624       1,178,988          48,846
        Cost of units redeemed                                         (140,434)       (287,864)     (2,135,021)       (181,009)
        Net transfers                                                   178,828       1,015,749       3,545,360         213,203
                                                                   ------------------------------------------------------------
     Increase (decrease) in net assets from capital transactions        102,109         949,509       2,589,327          81,040
                                                                   ------------------------------------------------------------

From capital transactions with total expenses of 0.85% :
        Net proceeds from units sold                                      4,665           4,456           1,786             806
        Cost of units redeemed                                                0               0               0               0
        Net transfers                                                         0               0               0               0
                                                                   ------------------------------------------------------------
     Increase in net assets from capital transactions                     4,665           4,456           1,786             806
                                                                   ------------------------------------------------------------
Total increase (decrease) in net assets from
     capital transactions                                               106,774         953,965       2,591,113          81,846

Increase (decrease) in net assets                                       676,120      (3,529,095)    (12,981,161)       (367,175)
Net assets at beginning of period                                     7,325,809      15,948,203      88,890,825       5,548,420
                                                                   ------------------------------------------------------------
Net assets at end of period                                        $  8,001,929    $ 12,419,108    $ 75,909,664    $  5,181,245
                                                                   ============================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25% :
     Units sold                                                           4,283           9,662          35,043           3,391
     Units redeemed                                                      (9,465)        (12,585)        (62,365)        (12,686)
     Units transferred                                                   12,610          36,607          92,892          14,570
                                                                   ------------------------------------------------------------
Increase (decrease) in units outstanding                                  7,428          33,684          65,570           5,275
Beginning units                                                         510,047         587,483       2,435,756         375,438
                                                                   ------------------------------------------------------------
Ending units                                                            517,475         621,167       2,501,326         380,713
                                                                   ============================================================
Contracts With Total Expenses of 0.85% :
     Units sold                                                             446             499             201              82
     Units redeemed                                                           0               0               0               0
     Units transferred                                                        0               0               0               0
                                                                   ------------------------------------------------------------
Increase in units outstanding                                               446             499             201              82
Beginning units                                                               0               0               0               0
                                                                   ------------------------------------------------------------
Ending units                                                                446             499             201              82
                                                                   ============================================================


                                                                     International
                                                                       Diversified      International             Putnam
                                                                          Equities    Growth & Income             Growth
                                                                         Portfolio          Portfolio          Portfolio
                                                                     ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    883,232       $     59,639       $  4,341,463
     Net realized gains (losses) from
        securities transactions                                           (311,503)           (90,779)          (385,878)
     Change in net unrealized appreciation
        (depreciation) of investments                                   (1,787,935)          (854,661)       (20,069,106)
                                                                     ---------------------------------------------------
     Increase (decrease) in net assets from operations                  (1,216,206)          (885,801)       (16,113,521)
                                                                     ---------------------------------------------------

From capital transactions with total expenses of 1.25% :
        Net proceeds from units sold                                       132,932            134,224            367,619
        Cost of units redeemed                                             (82,452)          (156,432)        (1,143,235)
        Net transfers                                                      233,198            535,815            991,373
                                                                     ---------------------------------------------------
     Increase (decrease) in net assets from capital transactions           283,678            513,607            215,757
                                                                     ---------------------------------------------------

From capital transactions with total expenses of 0.85% :
        Net proceeds from units sold                                             0              1,953              3,163
        Cost of units redeemed                                                   0                  0                  0
        Net transfers                                                            0                  0                  0
                                                                     ---------------------------------------------------
     Increase in net assets from capital transactions                            0              1,953              3,163
                                                                     ---------------------------------------------------
Total increase (decrease) in net assets from
     capital transactions                                                  283,678            515,560            218,920

Increase (decrease) in net assets                                         (932,528)          (370,241)       (15,894,601)
Net assets at beginning of period                                        5,853,690          7,847,107         60,073,696
                                                                     ---------------------------------------------------
Net assets at end of period                                           $  4,921,162       $  7,476,866       $ 44,179,095
                                                                     ===================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25% :
     Units sold                                                              9,441              9,825             13,348
     Units redeemed                                                         (5,909)           (11,454)           (41,677)
     Units transferred                                                      14,492             37,516             23,487
                                                                     ---------------------------------------------------
Increase (decrease) in units outstanding                                    18,024             35,887             (4,842)
Beginning units                                                            381,038            555,461          1,971,364
                                                                     ---------------------------------------------------
Ending units                                                               399,062            591,348          1,966,522
                                                                     ===================================================
Contracts With Total Expenses of 0.85% :
     Units sold                                                                  0                213                371
     Units redeemed                                                              0                  0                  0
     Units transferred                                                           0                  0                  0
                                                                     ---------------------------------------------------
Increase in units outstanding                                                    0                213                371
Beginning units                                                                  0                  0                  0
                                                                     ---------------------------------------------------
Ending units                                                                     0                213                371
                                                                     ===================================================



                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                                                          Real    Small Company       SunAmerica          Telecom
                                                                        Estate            Value         Balanced          Utility
                                                                     Portfolio        Portfolio        Portfolio        Portfolio
                                                                  ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $     46,899     $    715,985     $    451,578     $    205,773
     Net realized gains (losses) from
        securities transactions                                         39,019           12,088         (148,599)         (88,735)
     Change in net unrealized appreciation
        (depreciation) of investments                                  212,301         (183,389)     (15,560,126)        (575,587)
                                                                  ---------------------------------------------------------------
     Increase (decrease) in net assets from operations                 298,219          544,684      (15,257,147)        (458,549)
                                                                  ---------------------------------------------------------------

From capital transactions with total expenses of 1.25% :
        Net proceeds from units sold                                    60,150          131,611          846,216           36,328
        Cost of units redeemed                                         (30,205)         (75,101)      (2,851,929)        (152,962)
        Net transfers                                                  255,374          929,630        1,471,147          (13,915)
                                                                  ---------------------------------------------------------------
     Increase (decrease) in net assets from capital transactions       285,319          986,140         (534,566)        (130,549)
                                                                  ---------------------------------------------------------------

From capital transactions with total expenses of 0.85% :
        Net proceeds from units sold                                       179            2,027            3,339            1,470
        Cost of units redeemed                                               0                0                0                0
        Net transfers                                                        0                0                0                0
                                                                  ---------------------------------------------------------------
     Increase in net assets from capital transactions                      179            2,027            3,339            1,470
                                                                  ---------------------------------------------------------------
Total increase (decrease) in net assets from
     capital transactions                                              285,498          988,167         (531,227)        (129,079)

Increase (decrease) in net assets                                      583,717        1,532,851      (15,788,374)        (587,628)
Net assets at beginning of period                                    1,695,794        3,298,998       96,575,760        6,718,547
                                                                  ---------------------------------------------------------------
Net assets at end of period                                       $  2,279,511     $  4,831,849     $ 80,787,386     $  6,130,919
                                                                  ===============================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25% :
     Units sold                                                          5,724            9,479           44,759            2,552
     Units redeemed                                                     (2,886)          (5,575)        (155,459)         (10,793)
     Units transferred                                                  24,697           67,925           60,951           (1,828)
                                                                  ---------------------------------------------------------------
Increase (decrease) in units outstanding                                27,535           71,829          (49,749)         (10,069)
Beginning units                                                        182,417          260,742        4,976,910          457,503
                                                                  ---------------------------------------------------------------
Ending units                                                           209,952          332,571        4,927,161          447,434
                                                                  ===============================================================
Contracts With Total Expenses of 0.85% :
     Units sold                                                             17              211              399              161
     Units redeemed                                                          0                0                0                0
     Units transferred                                                       0                0                0                0
                                                                  ---------------------------------------------------------------
Increase in units outstanding                                               17              211              399              161
Beginning units                                                              0                0                0                0
                                                                  ---------------------------------------------------------------
Ending units                                                                17              211              399              161
                                                                  ===============================================================



                                                                          Worldwide
                                                                        High Income
                                                                          Portfolio               TOTAL
                                                                      ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     188,075       $  40,399,760
     Net realized gains (losses) from
        securities transactions                                             (10,436)         (3,005,372)
     Change in net unrealized appreciation
        (depreciation) of investments                                      (315,782)       (155,700,019)
                                                                      ---------------------------------
     Increase (decrease) in net assets from operations                     (138,143)       (118,305,631)
                                                                      ---------------------------------

From capital transactions with total expenses of 1.25%:
        Net proceeds from units sold                                         14,115           8,085,790
        Cost of units redeemed                                              (25,832)        (17,999,245)
        Net transfers                                                       251,520          28,942,359
                                                                      ---------------------------------
     Increase (decrease) in net assets from capital transactions            239,803          19,028,904
                                                                      ---------------------------------

From capital transactions with total expenses of 0.85%:
        Net proceeds from units sold                                              0              80,512
        Cost of units redeemed                                                    0                   0
        Net transfers                                                             0                   0
                                                                      ---------------------------------
     Increase in net assets from capital transactions                             0              80,512
                                                                      ---------------------------------
Total increase (decrease) in net assets from
     capital transactions                                                   239,803          19,109,416

Increase (decrease) in net assets                                           101,660         (99,196,215)
Net assets at beginning of period                                         1,754,849         735,141,131
                                                                      ---------------------------------
Net assets at end of period                                           $   1,856,509       $ 635,944,916
                                                                      =================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.25% :
     Units sold                                                                 889             371,096
     Units redeemed                                                          (1,684)           (948,911)
     Units transferred                                                       15,975           1,197,987
                                                                      ---------------------------------
Increase (decrease) in units outstanding                                     15,180             620,172
Beginning units                                                             110,742          34,054,210
                                                                      ---------------------------------
Ending units                                                                125,922          34,674,382
                                                                      =================================
Contracts With Total Expenses of 0.85% :
     Units sold                                                                   0               8,883
     Units redeemed                                                               0                   0
     Units transferred                                                            0                   0
                                                                      ---------------------------------
Increase in units outstanding                                                     0               8,883
Beginning units                                                                   0                   0
                                                                      ---------------------------------
Ending units                                                                      0               8,883
                                                                      =================================



                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN

             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000


                                                                                Government
                                                                  Capital              and                         Aggressive
                                                             Appreciation     Quality Bond            Growth           Growth
                                                                Portfolio        Portfolio         Portfolio        Portfolio
                                                        ---------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                             $    333,649     $    996,418     $    642,354     $    104,445
     Net realized gains (losses) from
         securities transactions                                   343,471          (58,213)           2,030          375,748
     Change in net unrealized appreciation
         (depreciation) of investments                           8,478,585         (493,087)       3,394,390        3,120,238
                                                        ---------------------------------------------------------------------

         Increase (decrease) in net assets from operations       9,155,705          445,118        4,038,774        3,600,431
                                                        ---------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                               16,366,940       33,148,765       15,561,415       10,130,325
     Cost of units redeemed                                       (239,891)      (1,030,475)        (261,331)        (176,372)
     Net transfers                                              13,108,030        7,623,986        6,356,497        7,794,537
                                                        ---------------------------------------------------------------------

         Increase in net assets
             from capital transactions                          29,235,079       39,742,276       21,656,581       17,748,490
                                                        ---------------------------------------------------------------------

Increase in net assets                                          38,390,784       40,187,394       25,695,355       21,348,921
Net assets at beginning of period                                1,513,086        2,453,338        1,409,055          460,938
                                                        ---------------------------------------------------------------------
Net assets at end of period                                   $ 39,903,870     $ 42,640,732     $ 27,104,410     $ 21,809,859
                                                        =====================================================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                    497,636        2,485,674          544,300          566,215
     Units redeemed                                                 (5,858)         (77,072)          (8,439)          (7,717)
     Units transferred                                             333,654          569,985          209,396          320,863
                                                        ---------------------------------------------------------------------
Increase in units outstanding                                      825,432        2,978,587          745,257          879,361
Beginning units                                                     52,736          180,434           49,892           28,487
                                                        ---------------------------------------------------------------------
Ending units                                                       878,168        3,159,021          795,149          907,848
                                                        =====================================================================


                                                                     Alliance               Asset               Cash
                                                                       Growth          Allocation         Management
                                                                    Portfolio           Portfolio          Portfolio
                                                               -----------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                               $   2,239,676       $     222,233       $      70,246
     Net realized gains (losses) from
         securities transactions                                       32,092                 815             174,952
     Change in net unrealized appreciation
         (depreciation) of investments                             18,783,151             305,316             593,143
                                                               -----------------------------------------------------

         Increase (decrease) in net assets from operations         21,054,919             528,364             838,341
                                                               -----------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                  83,563,147           6,674,331          34,520,788
     Cost of units redeemed                                        (1,249,562)           (255,770)         (1,063,443)
     Net transfers                                                 31,516,343           4,319,335         (11,795,509)
                                                               -----------------------------------------------------

         Increase in net assets
             from capital transactions                            113,829,928          10,737,896          21,661,836
                                                               -----------------------------------------------------

Increase in net assets                                            134,884,847          11,266,260          22,500,177
Net assets at beginning of period                                   5,939,255             517,764           4,042,366
                                                               -----------------------------------------------------
Net assets at end of period                                     $ 140,824,102       $  11,784,024       $  26,542,543
                                                               ======================================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                     1,992,168             353,356           2,846,868
     Units redeemed                                                   (27,327)            (13,184)            (87,122)
     Units transferred                                                713,966             225,869            (965,194)
                                                               -----------------------------------------------------

Increase in units outstanding                                       2,678,807             566,041           1,794,552
Beginning units                                                       147,759              27,027             337,271
                                                               -----------------------------------------------------

Ending units                                                        2,826,566             593,068           2,131,823
                                                               ======================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000
                                   (Continued)


                                                                  Corporate    Davis Venture         "Dogs" of           Emerging
                                                                       Bond            Value       Wall Street            Markets
                                                                  Portfolio        Portfolio         Portfolio          Portfolio
                                                             --------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                              $     43,851      $    119,432      $     22,120      $    (40,212)
     Net realized gains (losses) from
         securities transactions                                     (1,913)           12,244          (110,180)          281,222
     Change in net unrealized appreciation
         (depreciation) of investments                              (83,800)        2,560,352          (830,565)          167,690
                                                             --------------------------------------------------------------------

         Increase (decrease) in net assets from operations          (41,862)        2,692,028          (918,625)          408,700
                                                             --------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 5,416,338        11,692,353         5,057,059         3,284,558
     Cost of units redeemed                                        (122,574)         (206,776)          (75,377)         (117,659)
     Net transfers                                                1,989,621         7,567,339         1,218,695         1,979,459
                                                             --------------------------------------------------------------------

         Increase in net assets
             from capital transactions                            7,283,385        19,052,916         6,200,377         5,146,358
                                                             --------------------------------------------------------------------

Increase in net assets                                            7,241,523        21,744,944         5,281,752         5,555,058
Net assets at beginning of period                                   421,131         1,002,167           312,870           143,825
                                                             --------------------------------------------------------------------
Net assets at end of period                                    $  7,662,654      $ 22,747,111      $  5,594,622      $  5,698,883
                                                             ====================================================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                     422,317           440,906           515,253           383,680
     Units redeemed                                                  (9,555)           (7,472)           (8,669)          (12,317)
     Units transferred                                              155,224           277,530           128,130           198,248
                                                             --------------------------------------------------------------------

Increase in units outstanding                                       567,986           710,964           634,714           569,611
Beginning units                                                      32,037            37,452            30,615            18,838
                                                             --------------------------------------------------------------------

Ending units                                                        600,023           748,416           665,329           588,449
                                                             ====================================================================




                                                                     Equity            Equity         Federated
                                                                     Income             Index             Value
                                                                  Portfolio         Portfolio         Portfolio
                                                               ------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                              $    108,555      $   (247,909)     $     44,177
     Net realized gains (losses) from
         securities transactions                                    (19,076)           75,532            (5,263)
     Change in net unrealized appreciation
         (depreciation) of investments                             (262,159)        4,428,934          (237,882)
                                                               ------------------------------------------------

         Increase (decrease) in net assets from operations         (172,680)        4,256,557          (198,968)
                                                               ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 5,325,460        46,147,760         4,250,330
     Cost of units redeemed                                        (168,122)         (950,890)         (122,769)
     Net transfers                                                1,610,320        13,852,983         2,535,167
                                                               ------------------------------------------------

         Increase in net assets
             from capital transactions                            6,767,658        59,049,853         6,662,728
                                                               ------------------------------------------------

Increase in net assets                                            6,594,978        63,306,410         6,463,760
Net assets at beginning of period                                   381,598         4,105,709           444,168
                                                                                                   ------------
Net assets at end of period                                       6,976,576      $ 67,412,119      $  6,907,928
                                                               ================================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                     524,390         4,560,868           250,751
     Units redeemed                                                 (16,894)          (90,780)           (7,477)
     Units transferred                                              161,448         1,357,546           154,176
                                                               ------------------------------------------------

Increase in units outstanding                                       668,944         5,827,634           397,450
Beginning units                                                      36,063           400,093            25,265
                                                               ------------------------------------------------

Ending units                                                        705,007         6,227,727           422,715
                                                               ================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000
                                   (Continued)



                                                                     Global           Global           Growth-         High-Yield
                                                                       Bond         Equities            Income               Bond
                                                                  Portfolio        Portfolio         Portfolio          Portfolio
                                                               ------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                              $    162,905      $    169,650      $    660,875      $    152,058
     Net realized gains (losses) from
         securities transactions                                    (10,418)            2,827            13,071            (2,794)
     Change in net unrealized appreciation
         (depreciation) of investments                              (63,250)        2,139,251         9,861,892          (153,761)
                                                               ------------------------------------------------------------------

         Increase (decrease) in net assets from operations           89,237         2,311,728        10,535,838            (4,497)
                                                               ------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 5,015,881         7,907,253        53,572,570         4,128,887
     Cost of units redeemed                                        (172,842)         (121,235)       (1,327,634)         (152,696)
     Net transfers                                                1,805,145         5,537,977        22,267,974         1,217,519
                                                               ------------------------------------------------------------------

         Increase in net assets
             from capital transactions                            6,648,184        13,323,995        74,512,910         5,193,710
                                                               ------------------------------------------------------------------

Increase in net assets                                            6,737,421        15,635,723        85,048,748         5,189,213
Net assets at beginning of period                                   588,388           312,480         3,842,077           359,207
                                                               ------------------------------------------------------------------
Net assets at end of period                                    $  7,325,809      $ 15,948,203      $ 88,890,825      $  5,548,420
                                                               ==================================================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                     354,046           352,927         1,682,185           279,909
     Units redeemed                                                 (12,191)           (4,873)          (39,285)          (10,287)
     Units transferred                                              127,738           224,842           668,184            82,109
                                                               ------------------------------------------------------------------

Increase in units outstanding                                       469,593           572,896         2,311,084           351,731
Beginning units                                                      40,454            14,587           124,672            23,707
                                                               ------------------------------------------------------------------

Ending units                                                        510,047           587,483         2,435,756           375,438
                                                               ==================================================================


                                                              International
                                                                Diversified     International           Putnam
                                                                   Equities   Growth & Income           Growth
                                                                  Portfolio         Portfolio        Portfolio
                                                              -------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                              $    (11,480)     $    580,956      $    202,068
     Net realized gains (losses) from
         securities transactions                                    149,735           (16,162)           12,750
     Change in net unrealized appreciation
         (depreciation) of investments                               63,585          (162,185)        6,700,532
                                                              -------------------------------------------------

         Increase (decrease) in net assets from operations          201,840           402,609         6,915,350
                                                              -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 3,529,637         5,383,368        34,612,546
     Cost of units redeemed                                         (93,046)          (83,694)         (661,220)
     Net transfers                                                1,891,788         1,955,245        15,321,671
                                                              -------------------------------------------------

         Increase in net assets
             from capital transactions                            5,328,379         7,254,919        49,272,997
                                                              -------------------------------------------------

Increase in net assets                                            5,530,219         7,657,528        56,188,347
Net assets at beginning of period                                   323,471           189,579         3,885,349
                                                              -------------------------------------------------
Net assets at end of period                                    $  5,853,690      $  7,847,107      $ 60,073,696
                                                              =================================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                     239,327           402,218         1,302,963
     Units redeemed                                                  (5,984)           (6,080)          (23,189)
     Units transferred                                              125,167           144,598           542,375
                                                              -------------------------------------------------

Increase in units outstanding                                       358,510           540,736         1,822,149
Beginning units                                                      22,528            14,725           149,215
                                                              -------------------------------------------------

Ending units                                                        381,038           555,461         1,971,364
                                                              =================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion Relating to the POLARIS PLUS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000
                                   (Continued)


                                                                       Real     Small Company        SunAmerica           Telecom
                                                                     Estate             Value          Balanced           Utility
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                               ------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                              $      2,495      $    (18,368)     $   (157,935)     $     83,694
     Net realized gains (losses) from
         securities transactions                                     (7,473)           12,968            38,924            (6,968)
     Change in net unrealized appreciation
         (depreciation) of investments                               27,307           274,736         7,956,946          (300,097)
                                                               ------------------------------------------------------------------

         Increase (decrease) in net assets from operations           22,329           269,336         7,837,935          (223,371)
                                                               ------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 1,298,688         2,129,619        64,144,035         4,967,329
     Cost of units redeemed                                          (4,011)          (10,709)       (1,572,328)         (186,129)
     Net transfers                                                  326,497           859,944        21,712,830         1,918,769
                                                               ------------------------------------------------------------------

         Increase in net assets
             from capital transactions                            1,621,174         2,978,854        84,284,537         6,699,969
                                                               ------------------------------------------------------------------

Increase in net assets                                            1,643,503         3,248,190        92,122,472         6,476,598
Net assets at beginning of period                                    52,291            50,808         4,453,288           241,949
                                                               ------------------------------------------------------------------
Net assets at end of period                                    $  1,695,794      $  3,298,998      $ 96,575,760      $  6,718,547
                                                               ==================================================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                     141,063           184,732         3,626,344           327,185
     Units redeemed                                                    (430)             (900)          (84,692)          (12,327)
     Units transferred                                               36,542            72,276         1,180,485           126,491
                                                               ------------------------------------------------------------------
Increase in units outstanding                                       177,175           256,108         4,722,137           441,349
Beginning units                                                       5,242             4,634           254,773            16,154
                                                               ------------------------------------------------------------------
Ending units                                                        182,417           260,742         4,976,910           457,503
                                                               ==================================================================




                                                                      Worldwide
                                                                    High Income
                                                                      Portfolio             TOTAL
                                                              -----------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                               $      38,465       $   6,524,418
     Net realized gains (losses) from
         securities transactions                                        2,617           1,292,538
     Change in net unrealized appreciation
         (depreciation) of investments                                 63,298          66,332,560
                                                              -----------------------------------
         Increase (decrease) in net assets from operations            104,380          74,149,516
                                                              -----------------------------------

From capital transactions:
     Net proceeds from units sold                                   1,167,147         468,996,529
     Cost of units redeemed                                           (14,683)        (10,441,238)
     Net transfers                                                    426,686         164,918,848
                                                              -----------------------------------

         Increase in net assets
             from capital transactions                              1,579,150         623,474,139
                                                              -----------------------------------

Increase in net assets                                              1,683,530         697,623,655
Net assets at beginning of period                                      71,319          37,517,476
                                                              -----------------------------------
Net assets at end of period                                     $   1,754,849       $ 735,141,131
                                                              ===================================

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                                        79,161          25,356,442
     Units redeemed                                                      (984)           (581,105)
     Units transferred                                                 27,737           7,199,385
                                                              -----------------------------------

Increase in units outstanding                                         105,914          31,974,722
Beginning units                                                         4,828           2,079,488
                                                              -----------------------------------

Ending units                                                          110,742          34,054,210
                                                              ===================================



                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     Variable Annuity Account Seven (Portion Relating to the POLARIS PLUS Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account contracts are sold through the Company's six wholly-owned or affiliated broker-dealers, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of twenty-six variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the three currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-three currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have investments allocated to any of five guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-six Variable Accounts and do not include balances allocated to the General Account.

     The inception dates of the twenty-six individual funds in the Variable Separate Account Seven are the following: March 31, 1999 for the Worldwide High Income and Real Estate Portfolios; March 24, 1999 for the International Growth & Income Portfolio; March 23, 1999 for the Cash Management, Corporate Bond, Asset Allocation, Equity Income, Emerging Markets, and Small Company Value Portfolios; March 19, 1999 for the Government & Quality Bond, Growth, Capital Appreciation, Global Bond, High-Yield Bond, Growth & Income, Davis Venture Value, Putnam Growth, Alliance Growth, Global Equities, Telecom Utility, SunAmerica Balanced, Federated Value, Aggressive Growth, International Diversified Equities, "Dogs" of Wall Street, and Equity Index Portfolios.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     The investment objectives and policies of the three portfolios of the Anchor Trust are summarized below:

     The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

     The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

     The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

     Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

     The investment objectives and policies of the twenty-three portfolios of the SunAmerica Trust are summarized below:

     The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

     The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

     The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

     The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

     The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

     The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

     The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

     The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income. This portfolio invests primarily in equity securities of companies which the Subadviser believes are characterized by the ability to pay above average dividends, the ability to finance expected growth and strong management.

     The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard and Poor's 500 Composite Stock Price Index ("S&P 500"). This portfolio invests primarily in common stocks included in the S&P 500.

     The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

     The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

     The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

     The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

     The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

     The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

     The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

     The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

     The SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation. This portfolio invests in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately of $2.5 million to $4.7 billion.

     The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

     The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

     The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

     Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

     Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.


2.   CHARGES AND DEDUCTIONS


     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period subject to the limitations under Section 403 (b)
     (11) of the Internal Revenue Code ("IRC") and any applicable plan document. A withdrawal charge applies against each purchase payment put into the contract with a few exceptions. A withdrawal charge is not applicable to withdrawals due to annuitization or death benefits. Additionally, withdrawal charges do not apply after the participant's tenth contract anniversary or after

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



2.   CHARGES AND DEDUCTIONS (continued)


     separation from service occurring after contract issue. Withdrawal charges are not deducted when withdrawals are requested due to disability or hardship. Fifteen percent of the purchase payments each contract year are exempt from withdrawal charges for participants who were separated from service at the time the contract was issued. Loans in accordance with the Employee Retirement Income Security Act of 1974 ("ERISA") or IRC, the plan, and the contract are not subject to withdrawal charges. Finally, a withdrawal charge is not applicable when withdrawals are requested to avoid federal income tax penalties or to satisfy income tax rules applicable to the contract.

     Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

     Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:


                    SEPARATED FROM SERVICE AT CONTRACT ISSUE


        Years Since Purchase                         Applicable Withdrawal
               Payment                                  Charge Percentage
        -----------------------------------------------------------------
        First                                                6%
        Second                                               6%
        Third                                                5%
        Fourth                                               5%
        Fifth                                                4%
        Sixth and beyond                                     0%



                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


     CHARGES AND DEDUCTIONS (continued)

                           EMPLOYED AT CONTRACT ISSUE


         Years Since Purchase                    Applicable Withdrawal
              Payment                              Charge Percentage
         --------------------------------------------------------------
         First                                               6%
         Second                                              6%
         Third                                               5%
         Fourth                                              5%
         Fifth                                               4%
         Sixth                                               4%
         Seventh and beyond                                  0%


     TRANSFER FEE: The Company currently permits an unlimited number of transfers between investment options, every year. However, the Company reserves the right to assess a transfer fee of $25 ($10 in Pennsylvania and Texas) on each transfer of funds in excess of fifteen transactions within a contract year.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

     MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, varying by plan or group contract, which total to an annual rate of either 1.10%, 0.70% or 0.40%, respectively, of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge of either 0.80% or 0.25%, respectively, is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The expense risk charge of either 0.30%, 0.45% or 0.15%, respectively, is compensation for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

     DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


     CHARGES AND DEDUCTIONS (continued)

     support and maintaining contract records. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

     INCOME PROTECTOR FEE: The Company offers two levels of income protection to participants. If elected, the Income Protector Plus and the Income Protector Max can provide increased levels of minimum guaranteed income. An annual fee is charged for the Plus and Max options, as a percentage of an "income benefit base" calculation, in the amount of 0.15% and 0.30%, respectively. The "income benefit base" calculation is equal to the contract's value on the election date, plus all subsequent purchase payments, less all withdrawals and applicable fees and charges in an amount proportionate to the amount by which such withdrawals decrease the contract's value. The "income benefit base" also accumulates at an annual growth rate of 3.25% and 5.25% for the Plus and the Max options, respectively.


3.   INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST


     The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2001 consist of the following:

                                                     Cost of Shares    Proceeds from
     Portfolio Investment                                Acquired       Shares Sold
     ------------------------------                  ------------------------------
     ANCHOR TRUST:
     Capital Appreciation Portfolio                    $ 8,873,614      $ 2,157,114
     Government and Quality Bond Portfolio               6,272,077        2,568,035
     Growth Portfolio                                    4,902,956          924,602

     SUNAMERICA TRUST
     Aggressive Growth Portfolio                         5,927,717        2,854,569
     Alliance Growth Portfolio                          23,915,169        4,793,706
     Asset Allocation Portfolio                          2,018,680          641,936
     Cash Management Portfolio                          10,086,440       10,243,925
     Corporate Bond Portfolio                            1,645,130          620,789

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (PORTION RELATING TO THE POLARIS PLUS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



     INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (Continued)





     Davis Venture Value Portfolio                       3,374,601          894,853
     "Dogs" of Wall Street Portfolio                       729,456          805,005
     Emerging Markets Portfolio                          1,482,875        1,408,469
     Equity Income Portfolio                               919,386          670,099
     Equity Index Portfolio                              3,419,610        4,297,089
     Federated Value Portfolio                           1,135,541          498,608
     Global Bond Portfolio                               1,133,149          647,045
     Global Equities Portfolio                           2,935,739          934,720
     Growth-Income Portfolio                             9,018,980        2,686,644
     High-Yield Bond Portfolio                           1,224,365          623,065
     International Diversified Equities Portfolio        3,520,588        2,353,678
     International Growth & Income Portfolio             1,850,575        1,275,376
     Putnam Growth Portfolio                             7,207,829        2,647,446
     Real Estate Portfolio                                 764,321          431,924
     Small Company Value Portfolio                       2,144,521          440,369
     SunAmerica Balanced Portfolio                       4,858,534        4,938,183
     Telecom Utility Portfolio                             831,520          754,826
     Worldwide High Income Portfolio                       588,296          160,418



4.   FEDERAL INCOME TAXES


     The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                          PART C -- OTHER INFORMATION

Item 24.      Financial Statements And Exhibits


(a)     Financial Statements

         The following financial statements are included in Part A of the Registration Statement:

                  None

          The following financial statements are included in Part B of the Registration Statement:


                  Audited consolidated financial statements of Anchor National Life Insurance Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998.



                  Financial Statements of Variable Annuity Account Seven (Portion Relating to the Polaris Plus Variable Annuity) at April 30, 2001, for the two years ended April 30, 2001 and 2000


(b)      Exhibits

(1)       Resolutions Establishing Separate Account.......... **
(2)       Custody Agreements................................. Not Applicable
(3)       (a) Form of Distribution Contract.................. ***
          (b) Form of Selling Agreement...................... ***
(4)       (a) Variable Annuity Contract...................... ***
          (b) Variable Annuity Certificate................... ***
          (c) Tax Sheltered Annuity (403(b)) Endorsement..... ***
(5)       Application for Contract........................... ***
(6)       Depositor -- Corporate Documents
          (a) Certificate of Incorporation................... **
          (b) By-Laws........................................ +
(7)       Reinsurance Contract............................... Not Applicable
(8)       Form of Fund Participation Agreement............... ***
          (a) Anchor Series Trust............................ ***
          (b) SunAmerica Series Trust........................ ***
(9)       Opinion of Counsel................................. ***
          Consent of Counsel................................. ***
(10)      Consent of Independent Accountants................. Filed Herewith
(11)      Financial Statements Omitted from Item 23.......... Not Applicable
(12)      Initial Capitalization Agreement................... Not Applicable
(13)      Performance Computations........................... Not Applicable
(14)      Diagram and Listing of All Persons Directly
          or Indirectly Controlled By or Under Common
          Control with Anchor National Life Insurance
          Company, the Depositor of Registrant............... +

(15)      Powers of Attorney................................. +
** Previously Filed in initial Registration Statement of Anchor National and Variable Annuity Account
          Seven (333-63511 and 811-0903).

*** Previously Filed in Registration Statement of Anchor National and Variable Annuity Account
          Seven (333-63511 and 811-0903) Pre-Effective
          Amendment No. 2.


+ Previously filed in Registration Statement of Anchor National and Variable Annuity Account Seven (333-63511 and 811-0903) Post Effective Amendment Nos. 6 & 7 on April 12, 2001.



Item 25.   Directors and Officers of the Depositor

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, President and Chief Executive Officer
Marc H. Gamsin                   Director and Senior Vice President
Jana W. Greer                    Director and Senior Vice President
James R. Belardi                 Director and Senior Vice President
N. Scott Gillis                  Director and Senior Vice President

NAME                                      POSITION
----                                      --------
Edwin Raquel                              Senior Vice President and
                                          Chief Actuary
Gregory M. Outcalt                        Senior Vice President
P. Daniel Demko                           Vice President
Edward P. Nolan*                          Vice President
Scott H. Richland                         Vice President
Stuart R. Polakov                         Vice President
Christine A. Nixon                        Vice President and Secretary
Lawrence A. Goldman                       Vice President and Assistant
                                          Secretary
Maurie Hebert                             Vice President and Controller
Mark Zaeske                               Treasurer
J. Franklin Grey                          Vice President
Ron Tani                                  Vice President
Virginia N. Puzon                         Assistant Secretary


------------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

         The Registrant is a Separate Account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file no. 001-08787 filed April 2, 2001.

Item 27.  Number Of Contract Owners


        As of August 1, 2001, the number of contracts funded by Variable Annuity Account Seven of Anchor National (portion relating to The Polaris Plus Variable Annuity) was 27,150, all of which were Qualified Contracts.


Item 28.  Indemnification

        None.

Item 29.  Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


Name                               Position with Distributor
----                               -------------------------
J. Steven Neamtz                   Director & President
Robert M. Zakem                    Director, Executive Vice President,
                                   General Counsel &
                                   Assistant Secretary
Peter A. Harbeck                   Director
James Nichols                      Vice President
Christine Nixion                   Secretary
Lawrence Goldman                   Assistant Secretary
Virginia Puzon                     Assistant Secretary

               Net Distribution   Compensation on
Name of        Discounts and      Redemption or     Brokerage
Distributor    Commissions        Annuitization     Commissions    Commissions*
-----------    ----------------   ---------------   -----------    ------------
SunAmerica          None               None              None           None
Capital
Services, Inc.
--------------------
*Distribution fee is paid by Anchor National Life Insurance Company.

SunAmerica Capital Services, Inc. also acts as the principal underwriter:

    - Variable Separate Account
    - Presidential Variable Account One
    - FS Variable Separate Account
    - Variable Annuity Account One
    - FS Variable Annuity Account One
    - Variable Annuity Account Five
    - Variable Annuity Account Six
    - SunAmerica Income Funds
    - SunAmerica Equity Funds
    - SunAmerica Money Market Funds, Inc.
    - Style Select Series, Inc.
    - SunAmerica Strategic Investment Series, Inc.


Item 30.  Location of Accounts and Records

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 concerning the redeemability of Section 403(b) annuity Contracts (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 27 day of August, 2001.


                     VARIABLE ANNUITY ACCOUNT SEVEN
                                  (Registrant)


                     By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)


                     By:     /s/ JAY S. WINTROB
                         --------------------------
                                Jay S. Wintrob
                         President & Chief Executive
                                   Officer


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)


                     By:     /s/ JAY S. WINTROB
                         --------------------------
                                Jay S. Wintrob
                         President & Chief Executive
                                   Officer


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.



SIGNATURE                               TITLE                         DATE
---------                               -----                         ----
Jay S. Wintrob*               President and Chief Executive      August 27, 2001
----------------------      Officer (Principal Executive
Jay S. Wintrob                        Officer)

N. Scott Gillis*          Senior Vice President and Director     August 27, 2001
----------------------         (Principal Financial
N. Scott Gillis                     Officer)

Marc H. Gamsin*              Senior Vice President               August 27, 2001
----------------------            and Director
Marc H. Gamsin

James R. Belardi*            Senior Vice President and           August 27, 2001
----------------------               Director
James R. Belardi

Jana W. Greer*               Senior Vice President and           August 27, 2001
----------------------               Director
Jana W. Greer

Maurice Hebert*                   Vice President                 August 27, 2001
----------------------            and Controller
Maurice Hebert            (Principal Accounting Officer)

/s/ Christine A. Nixon            Attorney-in-Fact               August 28, 2001
----------------------
Christine A. Nixon


Date: August 27, 2000

 *Attorney in Fact